UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Sustainable Retirement Funds

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Putnam Sustainable Retirement Funds invest in a diversified mix of exchange-traded funds (ETFs) to match the time horizons of retirement investors.

Putnam
Sustainable Retirement
Funds

Putnam Sustainable Retirement 2065 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2060 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2055 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2050 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement 2045 Fund	Putnam Sustainable Retirement Maturity Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	9
Important notice regarding Putnam’s privacy policy	10
Financial statements	11
Shareholder meeting results	117

Message from the Trustees

March 13, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Your fund at a glance

Allocations by fund as of 1/31/24

Each Sustainable Retirement Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds other than Putnam Sustainable Retirement Maturity Fund are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents.

Underlying Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Sustainable Leaders ETF	49.4%	48.9%	46.6%	44.7%	42.7%	39.5%	35.2%	25.3%	18.0%	14.6%
Putnam Sustainable Future ETF	24.2%	23.7%	22.3%	20.9%	19.6%	18.3%	16.4%	11.6%	7.9%	7.2%
Putnam PanAgora ESG
International Equity ETF	17.5%	17.2%	16.3%	15.3%	14.4%	12.5%	9.9%	6.9%	4.7%	4.2%
Putnam PanAgora ESG
Emerging Markets Equity ETF	4.7%	4.6%	4.3%	4.0%	3.6%	2.3%	0.3%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2.4%	3.7%	6.0%	8.7%	10.9%	17.6%	27.8%	42.5%	48.1%	51.3%
Putnam ESG High Yield ETF	1.1%	1.6%	2.7%	3.9%	4.8%	4.7%	4.7%	6.4%	13.0%	16.8%
Putnam ESG Ultra Short ETF	0.7%	0.8%	1.4%	2.0%	3.8%	4.9%	5.8%	7.1%	7.6%	5.7%
Total equity**	95.8%	94.4%	89.5%	84.9%	80.3%	72.6%	61.8%	43.8%	30.6%	26.0%
Total fixed income**	4.2%	6.1%	10.1%	14.6%	19.5%	27.2%	38.3%	56.0%	68.7%	73.8%

Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF is equivalent to a fixed income investment. Actual allocations will vary.

2 Sustainable Retirement Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating expenses
for the fiscal year ended 7/31/23#	18.09%	18.84%	18.49%	18.24%	17.99%	17.84%	17.74%	17.84%
Annualized expense ratio for the
six-month period ended 1/31/24†	0.28%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Net expenses for the fiscal
year ended 7/31/23**#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	2.25%	3.00%	3.00%	2.65%	2.40%	2.15%	2.00%	1.90%	2.00%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.29%	1.04%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%
2055 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.72%	2.47%	2.47%	2.12%	1.87%	1.62%	1.47%	1.37%	1.47%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.30%	1.05%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%
2050 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.58%	2.33%	2.33%	1.98%	1.73%	1.48%	1.33%	1.23%	1.33%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.31%	1.06%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%

Sustainable Retirement Funds 3

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.52%	2.27%	2.27%	1.92%	1.67%	1.42%	1.27%	1.17%	1.27%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.32%	1.07%	1.07%	0.72%	0.47%	0.22%	0.07%	–0.03%	0.07%
2040 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.47%	2.22%	2.22%	1.87%	1.62%	1.37%	1.22%	1.12%	1.22%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.34%	1.09%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%
2035 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.37%	1.12%	1.12%	0.77%	0.52%	0.27%	0.12%	0.02%	0.12%
2030 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.37%	2.12%	2.12%	1.77%	1.52%	1.27%	1.12%	1.02%	1.12%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.41%	1.16%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%
2025 Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.35%	2.10%	2.10%	1.75%	1.50%	1.25%	1.10%	1.00%	1.10%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.43%	1.18%	1.18%	0.83%	0.58%	0.33%	0.18%	0.08%	0.18%

4 Sustainable Retirement Funds

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maturity Fund
Net expenses for the fiscal
year ended 7/31/23*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/23#	1.34%	2.09%	2.09%	1.74%	1.49%	1.24%	1.09%	0.99%	1.09%
Annualized expense ratio
for the six-month period
ended 1/31/24†	0.42%	1.17%	1.17%	0.82%	0.57%	0.32%	0.17%	0.07%	0.17%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.57%
2060 Fund	0.57%
2055 Fund	0.56%
2050 Fund	0.55%
2045 Fund	0.53%
2040 Fund	0.52%
2035 Fund	0.49%
2030 Fund	0.45%
2025 Fund	0.43%
Maturity Fund	0.44%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/26.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/33.

# Restated to reflect current fees.

† Excludes the expense ratio of the underlying Putnam mutual funds.

Sustainable Retirement Funds 5

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.47	$5.39	$3.56	$2.25	$0.94	$0.16	$(0.37)	$0.16
Ending value (after expenses)	$1,084.70	$1,080.20	$1,082.30	$1,082.50	$1,084.90	$1,085.30	$1,086.30	$1,085.20

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.52	$5.44	$5.44	$3.61	$2.31	$1.00	$0.21	$(0.31)	$0.21
Ending value (after expenses)	$1,085.00	$1,081.00	$1,081.40	$1,083.90	$1,084.30	$1,085.80	$1,086.60	$1,086.60	$1,087.10
2055 Fund
Expenses paid per $1,000*†	$1.57	$5.49	$5.48	$3.66	$2.35	$1.05	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,082.40	$1,078.20	$1,078.10	$1,079.90	$1,080.90	$1,083.30	$1,083.60	$1,083.50	$1,083.50
2050 Fund
Expenses paid per $1,000*†	$1.62	$5.53	$5.53	$3.71	$2.40	$1.10	$0.31	$(0.21)	$0.31
Ending value (after expenses)	$1,079.20	$1,075.50	$1,076.00	$1,077.30	$1,078.60	$1,079.60	$1,081.20	$1,081.50	$1,080.80
2045 Fund
Expenses paid per $1,000*†	$1.67	$5.58	$5.58	$3.76	$2.45	$1.15	$0.37	$(0.16)	$0.37
Ending value (after expenses)	$1,077.20	$1,073.10	$1,072.90	$1,075.10	$1,076.20	$1,077.20	$1,078.20	$1,079.10	$1,078.30
2040 Fund
Expenses paid per $1,000*†	$1.77	$5.67	$5.67	$3.85	$2.55	$1.25	$0.47	$(0.05)	$0.47
Ending value (after expenses)	$1,074.60	$1,070.50	$1,070.30	$1,072.10	$1,073.80	$1,075.20	$1,076.00	$1,076.60	$1,075.90
2035 Fund
Expenses paid per $1,000*†	$1.93	$5.82	$5.82	$4.00	$2.71	$1.41	$0.63	$0.10	$0.63
Ending value (after expenses)	$1,071.00	$1,066.60	$1,066.40	$1,068.80	$1,070.00	$1,071.60	$1,072.10	$1,073.10	$1,072.30
2030 Fund
Expenses paid per $1,000*†	$2.12	$6.00	$6.00	$4.19	$2.90	$1.61	$0.83	$0.31	$0.83
Ending value (after expenses)	$1,060.20	$1,056.30	$1,056.90	$1,058.00	$1,059.60	$1,061.30	$1,061.80	$1,062.30	$1,061.90
2025 Fund
Expenses paid per $1,000*†	$2.22	$6.08	$6.08	$4.28	$2.99	$1.70	$0.93	$0.41	$0.93
Ending value (after expenses)	$1,053.10	$1,049.30	$1,049.20	$1,051.00	$1,052.30	$1,053.60	$1,054.30	$1,054.70	$1,054.30
Maturity Fund
Expenses paid per $1,000*†	$2.17	$6.03	$6.03	$4.23	$2.94	$1.65	$0.88	$0.36	$0.88
Ending value (after expenses)	$1,053.30	$1,048.80	$1,048.70	$1,050.60	$1,052.20	$1,053.40	$1,054.30	$1,055.00	$1,054.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

6 Sustainable Retirement Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/24, use the following calculation method.

To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Sustainable Retirement Funds 7

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Sustainable Retirement Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.42	$5.23	$3.46	$2.19	$0.92	$0.15	$(0.36)	$0.15
Ending value (after expenses)	$1,023.73	$1,019.96	$1,021.72	$1,022.97	$1,024.23	$1,024.99	$1,025.49	$1,024.99

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.48	$5.28	$5.28	$3.51	$2.24	$0.97	$0.20	$(0.31)	$0.20
Ending value (after expenses)	$1,023.68	$1,019.91	$1,019.91	$1,021.67	$1,022.92	$1,024.18	$1,024.94	$1,025.44	$1,024.94
2055 Fund
Expenses paid per $1,000*†	$1.53	$5.33	$5.33	$3.56	$2.29	$1.02	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$1,023.63	$1,019.86	$1,019.86	$1,021.62	$1,022.87	$1,024.13	$1,024.89	$1,025.39	$1,024.89
2050 Fund
Expenses paid per $1,000*†	$1.58	$5.38	$5.38	$3.61	$2.34	$1.07	$0.31	$(0.20)	$0.31
Ending value (after expenses)	$1,023.58	$1,019.81	$1,019.81	$1,021.57	$1,022.82	$1,024.08	$1,024.83	$1,025.34	$1,024.83
2045 Fund
Expenses paid per $1,000*†	$1.63	$5.43	$5.43	$3.66	$2.39	$1.12	$0.36	$(0.15)	$0.36
Ending value (after expenses)	$1,023.53	$1,019.76	$1,019.76	$1,021.52	$1,022.77	$1,024.03	$1,024.78	$1,025.29	$1,024.78
2040 Fund
Expenses paid per $1,000*†	$1.73	$5.53	$5.53	$3.76	$2.49	$1.22	$0.46	$(0.05)	$0.46
Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,021.42	$1,022.67	$1,023.93	$1,024.68	$1,025.19	$1,024.68
2035 Fund
Expenses paid per $1,000*†	$1.88	$5.69	$5.69	$3.91	$2.64	$1.37	$0.61	$0.10	$0.61
Ending value (after expenses)	$1,023.28	$1,019.51	$1,019.51	$1,021.27	$1,022.52	$1,023.78	$1,024.53	$1,025.04	$1,024.53
2030 Fund
Expenses paid per $1,000*†	$2.08	$5.89	$5.89	$4.12	$2.85	$1.58	$0.81	$0.31	$0.81
Ending value (after expenses)	$1,023.08	$1,019.30	$1,019.30	$1,021.06	$1,022.32	$1,023.58	$1,024.33	$1,024.83	$1,024.33
2025 Fund
Expenses paid per $1,000*†	$2.19	$5.99	$5.99	$4.22	$2.95	$1.68	$0.92	$0.41	$0.92
Ending value (after expenses)	$1,022.97	$1,019.20	$1,019.20	$1,020.96	$1,022.22	$1,023.48	$1,024.23	$1,024.73	$1,024.23
Maturity Fund
Expenses paid per $1,000*†	$2.14	$5.94	$5.94	$4.17	$2.90	$1.63	$0.87	$0.36	$0.87
Ending value (after expenses)	$1,023.03	$1,019.25	$1,019.25	$1,021.01	$1,022.27	$1,023.53	$1,024.28	$1,024.78	$1,024.28

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

8 Sustainable Retirement Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Sustainable Retirement Funds 9

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

10 Sustainable Retirement Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The funds’ portfolios list each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Sustainable Retirement Funds 11

The funds’ portfolios 1/31/24 (Unaudited)

2065 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (95.8%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	2,164	$41,990
Putnam PanAgora ESG International Equity ETF Ω	7,295	157,100
Putnam Sustainable Future ETF Ω	9,742	217,022
Putnam Sustainable Leaders ETF Ω	15,804	442,692
Total equity investment companies (cost $745,556)		$858,804

FIXED INCOME INVESTMENT COMPANIES (4.1%)*
Putnam ESG Core Bond ETF Ω	432	$21,105
Putnam ESG High Yield ETF Ω	190	9,652
Putnam ESG Ultra Short ETF Ω	127	6,410
Total fixed income investment companies (cost $36,726)		$37,167

TOTAL INVESTMENTS
Total investments (cost $782,282)		$895,971

*Percentages indicated are based on net assets of $896,408.

2060 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (94.5%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	57,448	$1,114,721
Putnam PanAgora ESG International Equity ETF Ω	192,671	4,149,228
Putnam Sustainable Future ETF Ω	256,528	5,714,649
Putnam Sustainable Leaders ETF Ω	419,880	11,761,426
Total equity investment companies (cost $20,014,087)		$22,740,024

FIXED INCOME INVESTMENT COMPANIES (6.0%)*
Putnam ESG Core Bond ETF Ω	17,996	$879,195
Putnam ESG High Yield ETF Ω	7,473	379,628
Putnam ESG Ultra Short ETF Ω	3,629	183,174
Total fixed income investment companies (cost $1,420,763)		$1,441,997

SHORT-TERM INVESTMENTS (0.2%)*
Putnam Government Money Market Fund Class G 5.06% Ω	40,662	$40,662
Total short-term investments (cost $40,662)		$40,662

TOTAL INVESTMENTS
Total investments (cost $21,475,512)		$24,222,683

*Percentages indicated are based on net assets of $24,076,171.

12 Sustainable Retirement Funds

The funds’ portfolios 1/31/24 (Unaudited) cont.

2055 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (89.5%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	154,631	$3,000,460
Putnam PanAgora ESG International Equity ETF Ω	528,607	11,383,710
Putnam Sustainable Future ETF Ω	697,509	15,538,338
Putnam Sustainable Leaders ETF Ω	1,160,988	32,520,900
Total equity investment companies (cost $54,231,542)		$62,443,408

FIXED INCOME INVESTMENT COMPANIES (10.1%)*
Putnam ESG Core Bond ETF Ω	85,426	$4,173,487
Putnam ESG High Yield ETF Ω	37,590	1,909,572
Putnam ESG Ultra Short ETF Ω	19,600	989,310
Total fixed income investment companies (cost $7,022,894)		$7,072,369

SHORT-TERM INVESTMENTS (0.1%)*
Putnam Government Money Market Fund Class G 5.06% Ω	78,612	$78,612
Total short-term investments (cost $78,612)		$78,612

TOTAL INVESTMENTS
Total investments (cost $61,333,048)		$69,594,389

*Percentages indicated are based on net assets of $69,797,018.

2050 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (85.0%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	263,473	$5,112,430
Putnam PanAgora ESG International Equity ETF Ω	907,043	19,533,443
Putnam Sustainable Future ETF Ω	1,194,151	26,601,982
Putnam Sustainable Leaders ETF Ω	2,032,213	56,925,132
Total equity investment companies (cost $93,631,868)		$108,172,987

FIXED INCOME INVESTMENT COMPANIES (14.7%)*
Putnam ESG Core Bond ETF Ω	227,556	$11,117,248
Putnam ESG High Yield ETF Ω	98,072	4,982,058
Putnam ESG Ultra Short ETF Ω	51,088	2,578,667
Total fixed income investment companies (cost $18,556,267)		$18,677,973

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.06% Ω	413,548	$413,548
Total short-term investments (cost $413,548)		$413,548

TOTAL INVESTMENTS
Total investments (cost $112,601,683)		$127,264,508

*Percentages indicated are based on net assets of $127,297,900.

Sustainable Retirement Funds 13

The funds’ portfolios 1/31/24 (Unaudited) cont.

2045 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (80.4%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	307,021	$5,957,435
Putnam PanAgora ESG International Equity ETF Ω	1,093,319	23,544,953
Putnam Sustainable Future ETF Ω	1,435,964	31,988,826
Putnam Sustainable Leaders ETF Ω	2,493,172	69,837,239
Total equity investment companies (cost $113,870,650)		$131,328,453

FIXED INCOME INVESTMENT COMPANIES (19.6%)*
Putnam ESG Core Bond ETF Ω	365,332	$17,848,295
Putnam ESG High Yield ETF Ω	154,723	7,859,928
Putnam ESG Ultra Short ETF Ω	123,730	6,245,272
Total fixed income investment companies (cost $31,757,213)		$31,953,495

SHORT-TERM INVESTMENTS (0.2%)*
Putnam Government Money Market Fund Class G 5.06% Ω	268,444	$268,444
Total short-term investments (cost $268,444)		$268,444

TOTAL INVESTMENTS
Total investments (cost $145,896,307)		$163,550,392

*Percentages indicated are based on net assets of $163,433,634.

2040 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (72.6%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	270,733	$5,253,303
Putnam PanAgora ESG International Equity ETF Ω	1,329,869	28,639,128
Putnam Sustainable Future ETF Ω	1,874,699	41,762,482
Putnam Sustainable Leaders ETF Ω	3,221,157	90,229,117
Total equity investment companies (cost $142,537,856)		$165,884,030

FIXED INCOME INVESTMENT COMPANIES (27.2%)*
Putnam ESG Core Bond ETF Ω	822,130	$40,165,161
Putnam ESG High Yield ETF Ω	211,754	10,757,103
Putnam ESG Ultra Short ETF Ω	222,153	11,213,173
Total fixed income investment companies (cost $61,927,933)		$62,135,437

TOTAL INVESTMENTS
Total investments (cost $204,465,789)		$228,019,467

*Percentages indicated are based on net assets of $228,548,419.

14 Sustainable Retirement Funds

The funds’ portfolios 1/31/24 (Unaudited) cont.

2035 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (61.8%)*
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	34,455	$668,565
Putnam PanAgora ESG International Equity ETF Ω	1,065,105	22,937,356
Putnam Sustainable Future ETF Ω	1,699,769	37,865,584
Putnam Sustainable Leaders ETF Ω	2,907,086	81,431,549
Total equity investment companies (cost $122,839,416)		$142,903,054

FIXED INCOME INVESTMENT COMPANIES (38.3%)*
Putnam ESG Core Bond ETF Ω	1,314,985	$64,243,592
Putnam ESG High Yield ETF Ω	215,595	10,952,226
Putnam ESG Ultra Short ETF Ω	266,761	13,464,761
Total fixed income investment companies (cost $88,519,046)		$88,660,579

TOTAL INVESTMENTS
Total investments (cost $211,358,462)		$231,563,633

*Percentages indicated are based on net assets of $231,406,748.

2030 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (56.0%)*
Putnam ESG Core Bond ETF Ω	2,224,329	$108,669,594
Putnam ESG High Yield ETF Ω	323,434	16,430,447
Putnam ESG Ultra Short ETF Ω	360,677	18,205,172
Total fixed income investment companies (cost $143,243,710)		$143,305,213

EQUITY INVESTMENT COMPANIES (43.8%)*
Putnam PanAgora ESG International Equity ETF Ω	814,272	$17,535,592
Putnam Sustainable Future ETF Ω	1,328,112	29,586,218
Putnam Sustainable Leaders ETF Ω	2,314,248	64,825,326
Total equity investment companies (cost $96,466,518)		$111,947,136

TOTAL INVESTMENTS
Total investments (cost $239,710,228)		$255,252,349

*Percentages indicated are based on net assets of $255,726,619.

Sustainable Retirement Funds 15

The funds’ portfolios 1/31/24 (Unaudited) cont.

2025 Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (68.8%)*
Putnam ESG Core Bond ETF Ω	2,206,672	$107,806,961
Putnam ESG High Yield ETF Ω	574,517	29,185,464
Putnam ESG Ultra Short ETF Ω	337,152	17,017,747
Total fixed income investment companies (cost $153,696,603)		$154,010,172

EQUITY INVESTMENT COMPANIES (30.6%)*
Putnam PanAgora ESG International Equity ETF Ω	485,105	$10,446,882
Putnam Sustainable Future ETF Ω	797,683	17,769,904
Putnam Sustainable Leaders ETF Ω	1,435,807	40,218,964
Total equity investment companies (cost $59,933,266)		$68,435,750

SHORT-TERM INVESTMENTS (0.2%)*
Putnam Government Money Market Fund Class G 5.06% Ω	480,630	$480,630
Total short-term investments (cost $480,630)		$480,630

TOTAL INVESTMENTS
Total investments (cost $214,110,499)		$222,926,552

*Percentages indicated are based on net assets of $223,898,676.

Maturity Fund	Shares	Value
FIXED INCOME INVESTMENT COMPANIES (73.8%)*
Putnam ESG Core Bond ETF Ω	2,116,698	$103,411,280
Putnam ESG High Yield ETF Ω	667,602	33,914,182
Putnam ESG Ultra Short ETF Ω	228,792	11,548,276
Total fixed income investment companies (cost $148,932,048)		$148,873,738

EQUITY INVESTMENT COMPANIES (26.0%)*
Putnam PanAgora ESG International Equity ETF Ω	393,407	$8,472,138
Putnam Sustainable Future ETF Ω	652,678	14,539,643
Putnam Sustainable Leaders ETF Ω	1,047,474	29,341,213
Total equity investment companies (cost $43,629,448)		$52,352,994

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class G 5.06% Ω	578,596	$578,596
Total short-term investments (cost $578,596)		$578,596

TOTAL INVESTMENTS
Total investments (cost $193,140,092)		$201,805,328

*Percentages indicated are based on net assets of $201,617,593.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

Ω Affiliated company (Note 5). For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

16 Sustainable Retirement Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$858,804	$—	$—
Fixed Income Investment Companies	37,167	—	—
Totals by level	$895,971	$—	$—

2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$22,740,024	$—	$—
Fixed Income Investment Companies	1,441,997	—	—
Short-Term Investments	40,662	—	—
Totals by level	$24,222,683	$—	$—

2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$62,443,408	$—	$—
Fixed Income Investment Companies	7,072,369	—	—
Short-Term Investments	78,612	—	—
Totals by level	$69,594,389	$—	$—

2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$108,172,987	$—	$—
Fixed Income Investment Companies	18,677,973	—	—
Short-Term Investments	413,548	—	—
Totals by level	$127,264,508	$—	$—

2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$131,328,453	$—	$—
Fixed Income Investment Companies	31,953,495	—	—
Short-Term Investments	268,444	—	—
Totals by level	$163,550,392	$—	$—

2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$165,884,030	$—	$—
Fixed Income Investment Companies	62,135,437	—	—
Totals by level	$228,019,467	$—	$—

Sustainable Retirement Funds 17

2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$142,903,054	$—	$—
Fixed Income Investment Companies	88,660,579	—	—
Totals by level	$231,563,633	$—	$—

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$111,947,136	$—	$—
Fixed Income Investment Companies	143,305,213	—	—
Totals by level	$255,252,349	$—	$—

2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$68,435,750	$—	$—
Fixed Income Investment Companies	154,010,172	—	—
Short-Term Investments	480,630	—	—
Totals by level	$222,926,552	$—	$—

Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$52,352,994	$—	$—
Fixed Income Investment Companies	148,873,738	—	—
Short-Term Investments	578,596	—	—
Totals by level	$201,805,328	$—	$—

The accompanying notes are an integral part of these financial statements.

18 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$895,971	$24,222,683	$69,594,389	$127,264,508	$163,550,392
Cash	—	1,882	—	—	21,728
Receivable for income distributions
from underlying Putnam fund shares	—	291	817	5,651	14,371
Receivable for shares of the fund sold	78	191,250	512,691	1,016,772	345,385
Receivable for investments sold	14,736	—	—	—	—
Receivable from Manager (Note 2)	2,190	9,234	21,200	33,598	37,617
Total assets	912,975	24,425,340	70,129,097	128,320,529	163,969,493

LIABILITIES
Payable to custodian	13,659	—	—	—	—
Payable for shares of the
fund repurchased	—	337,177	298,119	340,545	444,937
Payable for investments purchased	—	—	—	628,335	21,728
Payable for investor servicing
fees (Note 2)	145	4,198	13,967	24,973	32,827
Payable for distribution fees (Note 2)	742	1,964	7,848	9,714	14,027
Payable for reports to shareholders	1,864	2,704	4,025	5,190	5,510
Payable for auditing and tax fee	63	1,540	4,756	9,196	12,074
Other accrued expenses	94	1,586	3,364	4,676	4,756
Total liabilities	16,567	349,169	332,079	1,022,629	535,859

Net assets	$896,408	$24,076,171	$69,797,018	$127,297,900	$163,433,634

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$814,588	$22,523,863	$66,861,841	$122,872,253	$159,903,057
Total distributable earnings (Note 1)	81,820	1,552,308	2,935,177	4,425,647	3,530,577
Total — Representing net assets
applicable to capital outstanding	$896,408	$24,076,171	$69,797,018	$127,297,900	$163,433,634

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$231,498	$2,402,947	$8,107,676	$9,779,933	$13,624,745
Number of shares outstanding	20,921	194,066	682,467	518,174	692,749
Net asset value and redemption price	$11.07	$12.38	$11.88	$18.87	$19.67
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.75	$13.14	$12.60	$20.02	$20.87

(Continued on next page)

Sustainable Retirement Funds 19

Statement of assets and liabilities 1/31/24 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$18,272	$42,713	$53,686	$242,899
Number of shares outstanding	N/A	1,484	3,620	2,881	14,651
Net asset value and offering price***	N/A	$12.31	$11.80	$18.63	$16.58
Computation of net asset value and offering price Class C
Net Assets	$334,497	$284,499	$619,474	$1,144,652	$905,646
Number of shares outstanding	30,450	23,361	54,002	63,821	54,925
Net asset value and offering price***	$10.99	$12.18	$11.47	$17.94	$16.49
Computation of net asset value, offering price and redemption price Class R
Net Assets	$12,251	$18,947	$95,895	$98,794	$88,228
Number of shares outstanding	1,104	1,519	7,846	5,346	4,206
Net asset value, offering price
and redemption value	$11.10	$12.48†	$12.22	$18.48	$20.98
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$12,346	$71,549	$3,201,702	$2,052,569	$3,257,775
Number of shares outstanding	1,112	5,750	267,213	109,165	123,991
Net asset value, offering price
and redemption value	$11.10	$12.44	$11.98	$18.80	$26.27
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$12,440	$108,939	$436,775	$207,936	$833,729
Number of shares outstanding	1,120	8,750	36,411	11,053	31,745
Net asset value, offering price
and redemption value	$11.11	$12.45	$12.00	$18.81	$26.26
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$12,498	$12,491	$12,343	$12,194	$12,038
Number of shares outstanding	1,125	1,002	1,029	648	458
Net asset value, offering price
and redemption value	$11.11	$12.47	$12.00	$18.81†	$26.28
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$268,381	$1,942,849	$2,413,300	$5,562,002	$4,818,413
Number of shares outstanding	24,156	155,752	201,032	295,735	183,360
Net asset value, offering price
and redemption value	$11.11	$12.47	$12.00	$18.81	$26.28
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,497	$19,215,678	$54,867,140	$108,386,134	$139,650,161
Number of shares outstanding	1,125	1,547,161	4,558,413	5,767,000	5,313,750
Net asset value, offering price
and redemption value	$11.11	$12.42	$12.04	$18.79	$26.28
Cost of investments (Note 1)	$782,282	$21,475,512	$61,333,048	$112,601,683	$145,896,307

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

20 Sustainable Retirement Funds

Statement of assets and liabilities 1/31/24 (Unaudited) cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$228,019,467	$231,563,633	$255,252,349	$222,926,552	$201,805,328
Cash	—	—	—	144,508	—
Receivable for income distributions
from underlying Putnam fund shares	9,810	16,086	14,875	23,164	1,661
Receivable for shares of the fund sold	137,918	343,751	319,391	1,635,772	1,517
Receivable for investments sold	1,332,879	2,307,534	1,178,949	—	—
Receivable from Manager (Note 2)	43,350	33,647	19,465	9,438	12,369
Total assets	229,543,424	234,264,651	256,785,029	224,739,434	201,820,875

LIABILITIES
Payable to custodian	582,813	1,527,793	298,055	—	—
Payable for shares of the
fund repurchased	320,458	1,230,552	653,359	599,796	112,108
Payable for investments purchased	—	—	—	144,507	—
Payable for investor servicing
fees (Note 2)	45,727	46,701	52,291	45,345	42,050
Payable for distribution fees (Note 2)	17,228	24,051	23,810	23,527	22,535
Payable for reports to shareholders	6,311	5,646	6,496	5,485	6,569
Payable for auditing and tax fee	17,461	17,470	19,722	17,257	16,505
Other accrued expenses	5,007	5,690	4,677	4,841	3,515
Total liabilities	995,005	2,857,903	1,058,410	840,758	203,282

Net assets	$228,548,419	$231,406,748	$255,726,619	$223,898,676	$201,617,593

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$224,785,373	$234,646,993	$273,657,609	$249,105,733	$236,470,212
Total distributable earnings (Note 1)	3,763,046	(3,240,245)	(17,930,990)	(25,207,057)	(34,852,619)
Total — Representing net assets
applicable to capital outstanding	$228,548,419	$231,406,748	$255,726,619	$223,898,676	$201,617,593

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$17,561,525	$23,327,702	$23,199,621	$22,894,440	$23,915,234
Number of shares outstanding	838,414	1,114,583	1,177,080	1,173,665	1,503,427
Net asset value and redemption price	$20.95	$20.93	$19.71	$19.51	$15.91
Offering price per class A share
(100/94.25 of Class A net asset value)*	$22.23	$22.21	$20.91	$20.70	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$16.57

(Continued on next page)

Sustainable Retirement Funds 21

Statement of assets and liabilities 1/31/24 (Unaudited) cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$153,014	$129,016	$42,416	$82,619	$47,400
Number of shares outstanding	8,464	7,026	2,292	4,640	3,071
Net asset value and offering price***	$18.08	$18.36	$18.50†	$17.81	$15.43
Computation of net asset value and offering price Class C
Net Assets	$897,140	$1,169,163	$775,353	$1,101,613	$802,088
Number of shares outstanding	51,807	64,973	43,255	63,214	51,813
Net asset value and offering price***	$17.32	$17.99	$17.93	$17.43	$15.48
Computation of net asset value, offering price and redemption price Class R
Net Assets	$80,780	$588,312	$454,116	$623,815	$563,804
Number of shares outstanding	3,618	29,926	25,278	35,050	35,498
Net asset value, offering price
and redemption value	$22.32†	$19.66	$17.96	$17.80	$15.88
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$2,928,226	$5,852,019	$6,172,536	$3,641,248	$1,540,534
Number of shares outstanding	109,771	222,496	260,176	186,963	96,468
Net asset value, offering price
and redemption value	$26.68	$26.30	$23.72	$19.48	$15.97
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$539,891	$863,932	$2,657,452	$1,246,358	$130,216
Number of shares outstanding	20,234	32,864	112,005	64,091	8,147
Net asset value, offering price
and redemption value	$26.68	$26.29	$23.73	$19.45	$15.98
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,851	$11,584	$11,159	$10,780	$10,676
Number of shares outstanding	445	441	470	555	668
Net asset value, offering price
and redemption value	$26.66†	$26.29†	$23.72†	$19.44†	$15.98
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$8,837,534	$11,475,720	$10,702,549	$5,374,366	$1,581,679
Number of shares outstanding	331,413	436,400	451,062	276,404	99,000
Net asset value, offering price
and redemption value	$26.67	$26.30	$23.73	$19.44	$15.98
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$197,538,458	$187,989,300	$211,711,417	$188,923,437	$173,025,962
Number of shares outstanding	7,426,644	7,157,832	8,944,255	9,730,163	10,828,610
Net asset value, offering price
and redemption value	$26.60	$26.26	$23.67	$19.42	$15.98
Cost of investments (Note 1)	$204,465,789	$211,358,462	$239,710,228	$214,110,499	$193,140,092

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

22 Sustainable Retirement Funds

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$9,143	$228,088	$754,445	$1,587,177	$2,233,734

EXPENSES
Compensation of Manager (Note 2)	2,108	50,275	152,283	288,747	371,669
Investor servicing fees (Note 2)	392	10,820	37,038	68,038	90,927
Distribution fees (Note 2)	1,735	3,754	14,756	18,059	25,182
Reports to shareholders	7,710	8,218	8,924	9,521	9,698
Blue sky expense	38,086	41,879	42,096	41,775	41,621
Other	3,127	5,842	10,520	15,941	18,809
Fees waived and reimbursed
by Manager (Note 2)	(51,396)	(114,547)	(236,149)	(391,898)	(478,553)
Total expenses	1,762	6,241	29,468	50,183	79,353

Net investment income	7,381	221,847	724,977	1,536,994	2,154,381

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	6,191	122,039	51,438	429,024	760,531
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	13	437	2,279	6,364	10,273
Total net realized gain	6,204	122,476	53,717	435,388	770,804
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	57,701	1,468,070	4,426,951	7,629,731	9,073,814
Total change in net appreciation	57,701	1,468,070	4,426,951	7,629,731	9,073,814

Net gain on investments	63,905	1,590,546	4,480,668	8,065,119	9,844,618

Net increase in net assets resulting
from operations	$71,286	$1,812,393	$5,205,645	$9,602,113	$11,998,999

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 23

Statement of operations Six months ended 1/31/24 (Unaudited) cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$3,371,033	$3,643,292	$4,787,820	$4,853,819	$4,674,309

EXPENSES
Compensation of Manager (Note 2)	526,739	516,601	570,950	489,117	457,519
Investor servicing fees (Note 2)	129,218	130,346	148,604	130,314	124,448
Distribution fees (Note 2)	30,080	42,203	41,005	40,451	36,813
Reports to shareholders	10,074	9,758	10,127	9,649	10,044
Blue sky expense	41,254	41,098	41,115	41,901	41,098
Other	24,256	25,099	26,094	24,043	21,654
Fees waived and reimbursed
by Manager (Note 2)	(635,816)	(598,555)	(607,865)	(505,192)	(487,176)
Total expenses	125,805	166,550	230,030	230,283	204,400

Net investment income	3,245,228	3,476,742	4,557,790	4,623,536	4,469,909

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	1,153,544	1,158,509	1,294,697	397,286	610,571
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	21,301	32,137	52,688	53,066	48,087
Total net realized gain	1,174,845	1,190,646	1,347,385	450,352	658,658
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	11,974,370	11,048,230	8,853,029	6,027,712	5,135,667
Total change in net appreciation	11,974,370	11,048,230	8,853,029	6,027,712	5,135,667

Net gain on investments	13,149,215	12,238,876	10,200,414	6,478,064	5,794,325

Net increase in net assets resulting
from operations	$16,394,443	$15,715,618	$14,758,204	$11,101,600	$10,264,234

The accompanying notes are an integral part of these financial statements.

24 Sustainable Retirement Funds

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$7,381	$11,400
Net realized gain (loss) of underlying Putnam fund shares	6,204	(36,970)
Net unrealized appreciation of underlying
Putnam fund shares	57,701	102,904
Net increase in net assets resulting from operations	71,286	77,334
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(2,599)	(2,009)
Class C	(2,089)	(2,747)
Class R	(98)	(135)
Class R3	(125)	(161)
Class R4	(152)	(187)
Class R5	(169)	(202)
Class R6	(4,090)	(4,081)
Class Y	(167)	(248)
Net realized short-term gain on investments
Class A	—	(194)
Class C	—	(418)
Class R	—	(19)
Class R3	—	(19)
Class R4	—	(19)
Class R5	—	(19)
Class R6	—	(360)
Class Y	—	(23)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(2,435)
Class C	—	(5,259)
Class R	—	(236)
Class R3	—	(237)
Class R4	—	(238)
Class R5	—	(238)
Class R6	—	(4,531)
Class Y	—	(288)
Increase from capital share transactions (Note 4)	142,867	227,899
Total increase in net assets	204,664	280,930

NET ASSETS
Beginning of period	691,744	410,814
End of period	$896,408	$691,744

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 25

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$221,847	$325,044
Net realized gain (loss) of underlying Putnam fund shares	122,476	(1,009,523)
Net unrealized appreciation of underlying
Putnam fund shares	1,468,070	2,421,957
Net increase in net assets resulting from operations	1,812,393	1,737,478
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(20,659)	(17,047)
Class B	(113)	(116)
Class C	(2,436)	(2,167)
Class R	(170)	(170)
Class R3	(804)	(624)
Class R4	(1,447)	(853)
Class R5	(183)	(178)
Class R6	(31,501)	(36,431)
Class Y	(254,071)	(179,660)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(48,734)
Class B	—	(678)
Class C	—	(12,686)
Class R	—	(690)
Class R3	—	(1,957)
Class R4	—	(2,242)
Class R5	—	(450)
Class R6	—	(86,792)
Class Y	—	(445,481)
Increase from capital share transactions (Note 4)	6,204,516	4,301,530
Total increase in net assets	7,705,525	5,202,052

NET ASSETS
Beginning of period	16,370,646	11,168,594
End of period	$24,076,171	$16,370,646

* Unaudited

The accompanying notes are an integral part of these financial statements.

26 Sustainable Retirement Funds

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$724,977	$1,150,708
Net realized gain (loss) of underlying Putnam fund shares	53,717	(4,114,862)
Net unrealized appreciation of underlying
Putnam fund shares	4,426,951	8,101,217
Net increase in net assets resulting from operations	5,205,645	5,137,063
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(93,478)	(86,036)
Class B	(221)	(392)
Class C	(4,078)	(4,651)
Class R	(988)	(698)
Class R3	(38,328)	(48,535)
Class R4	(6,159)	(5,716)
Class R5	(189)	(195)
Class R6	(44,911)	(124,628)
Class Y	(832,560)	(599,087)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(355,585)
Class B	—	(3,714)
Class C	—	(44,619)
Class R	—	(3,371)
Class R3	—	(218,048)
Class R4	—	(22,658)
Class R5	—	(714)
Class R6	—	(434,241)
Class Y	—	(2,175,190)
Increase from capital share transactions (Note 4)	12,863,172	8,309,989
Total increase in net assets	17,047,905	9,318,974

NET ASSETS
Beginning of period	52,749,113	43,430,139
End of period	$69,797,018	$52,749,113

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 27

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$1,536,994	$2,492,201
Net realized gain (loss) of underlying Putnam fund shares	435,388	(7,738,339)
Net unrealized appreciation of underlying
Putnam fund shares	7,629,731	14,830,717
Net increase in net assets resulting from operations	9,602,113	9,584,579
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(128,127)	(136,534)
Class B	(233)	(461)
Class C	(10,461)	(12,612)
Class R	(411)	(8,813)
Class R3	(27,025)	(34,577)
Class R4	(3,690)	(3,978)
Class R5	(205)	(227)
Class R6	(97,859)	(227,715)
Class Y	(1,800,828)	(1,573,501)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(644,915)
Class B	—	(8,042)
Class C	—	(89,609)
Class R	—	(49,674)
Class R3	—	(179,909)
Class R4	—	(17,565)
Class R5	—	(950)
Class R6	—	(912,479)
Class Y	—	(6,586,111)
Increase from capital share transactions (Note 4)	16,638,091	15,967,544
Total increase in net assets	24,171,365	15,064,451

NET ASSETS
Beginning of period	103,126,535	88,062,084
End of period	$127,297,900	$103,126,535

* Unaudited

The accompanying notes are an integral part of these financial statements.

28 Sustainable Retirement Funds

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$2,154,381	$4,304,846
Net realized gain (loss) of underlying Putnam fund shares	770,804	(11,439,022)
Net unrealized appreciation of underlying
Putnam fund shares	9,073,814	19,000,255
Net increase in net assets resulting from operations	11,998,999	11,866,079
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(276,201)	(459,165)
Class B	(3,547)	(13,868)
Class C	(17,613)	(24,076)
Class R	(1,413)	(1,505)
Class R3	(42,626)	(73,380)
Class R4	(12,836)	(21,829)
Class R5	(203)	(311)
Class R6	(92,904)	(343,625)
Class Y	(2,311,767)	(3,170,059)
Net realized short-term gain on investments
Class A	—	(629)
Class B	—	(23)
Class C	—	(40)
Class R	—	(2)
Class R3	—	(113)
Class R4	—	(30)
Class R5	—	(1)
Class R6	—	(433)
Class Y	—	(4,117)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,100,739)
Class B	—	(40,584)
Class C	—	(70,695)
Class R	—	(4,295)
Class R3	—	(197,562)
Class R4	—	(52,044)
Class R5	—	(707)
Class R6	—	(757,360)
Class Y	—	(7,204,678)
Increase from capital share transactions (Note 4)	15,196,692	13,008,198
Total increase in net assets	24,436,581	11,332,407

NET ASSETS
Beginning of period	138,997,053	127,664,646
End of period	$163,433,634	$138,997,053

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 29

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$3,245,228	$7,849,124
Net realized gain (loss) of underlying Putnam fund shares	1,174,845	(14,949,927)
Net unrealized appreciation of underlying
Putnam fund shares	11,974,370	22,973,997
Net increase in net assets resulting from operations	16,394,443	15,873,194
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(384,255)	(667,187)
Class B	(1,630)	(11,613)
Class C	(17,497)	(35,173)
Class R	(3,098)	(5,299)
Class R3	(41,092)	(115,456)
Class R4	(8,622)	(27,545)
Class R5	(218)	(370)
Class R6	(183,707)	(514,044)
Class Y	(3,640,165)	(5,869,743)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,615,510)
Class B	—	(33,518)
Class C	—	(98,576)
Class R	—	(14,189)
Class R3	—	(295,991)
Class R4	—	(65,697)
Class R5	—	(851)
Class R6	—	(1,150,773)
Class Y	—	(13,479,421)
Increase from capital share transactions (Note 4)	12,916,797	19,573,260
Total increase in net assets	25,030,956	11,445,498

NET ASSETS
Beginning of period	203,517,463	192,071,965
End of period	$228,548,419	$203,517,463

* Unaudited

The accompanying notes are an integral part of these financial statements.

30 Sustainable Retirement Funds

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$3,476,742	$9,202,855
Net realized gain (loss) of underlying Putnam fund shares	1,190,646	(17,840,562)
Net unrealized appreciation of underlying
Putnam fund shares	11,048,230	21,567,753
Net increase in net assets resulting from operations	15,715,618	12,930,046
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(547,405)	(1,149,216)
Class B	(2,461)	(8,550)
Class C	(24,637)	(60,566)
Class R	(12,770)	(27,429)
Class R3	(99,333)	(207,006)
Class R4	(16,234)	(37,919)
Class R5	(236)	(460)
Class R6	(265,365)	(717,606)
Class Y	(3,816,612)	(6,754,008)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,285,133)
Class B	—	(11,737)
Class C	—	(76,584)
Class R	—	(32,816)
Class R3	—	(245,577)
Class R4	—	(41,849)
Class R5	—	(495)
Class R6	—	(753,903)
Class Y	—	(7,239,702)
Increase from capital share transactions (Note 4)	19,856,233	19,568,141
Total increase in net assets	30,786,798	13,847,631

NET ASSETS
Beginning of period	200,619,950	186,772,319
End of period	$231,406,748	$200,619,950

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 31

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$4,557,790	$14,207,580
Net realized gain (loss) of underlying Putnam fund shares	1,347,385	(22,808,351)
Net unrealized appreciation of underlying
Putnam fund shares	8,853,029	19,453,575
Net increase in net assets resulting from operations	14,758,204	10,852,804
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(696,083)	(1,485,935)
Class B	(555)	(9,695)
Class C	(20,463)	(52,008)
Class R	(13,200)	(26,523)
Class R3	(139,317)	(290,130)
Class R4	(65,434)	(152,314)
Class R5	(293)	(568)
Class R6	(336,190)	(1,049,075)
Class Y	(5,459,175)	(10,789,894)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(1,033,986)
Class B	—	(7,779)
Class C	—	(41,010)
Class R	—	(19,470)
Class R3	—	(209,804)
Class R4	—	(105,115)
Class R5	—	(381)
Class R6	—	(692,871)
Class Y	—	(7,250,935)
Increase from capital share transactions (Note 4)	9,022,801	12,408,821
Total increase in net assets	17,050,295	44,132

NET ASSETS
Beginning of period	238,676,324	238,632,192
End of period	$255,726,619	$238,676,324

* Unaudited

The accompanying notes are an integral part of these financial statements.

32 Sustainable Retirement Funds

Statement of changes in net assets cont.

2025 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$4,623,536	$14,400,408
Net realized gain (loss) of underlying Putnam fund shares	450,352	(22,370,561)
Net unrealized appreciation of underlying
Putnam fund shares	6,027,712	14,442,043
Net increase in net assets resulting from operations	11,101,600	6,471,890
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(700,742)	(1,468,168)
Class B	(2,024)	(9,107)
Class C	(28,848)	(98,665)
Class R	(18,486)	(46,537)
Class R3	(103,146)	(200,694)
Class R4	(38,058)	(81,071)
Class R5	(349)	(634)
Class R6	(196,123)	(671,541)
Class Y	(5,937,906)	(10,592,593)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(584,440)
Class B	—	(4,394)
Class C	—	(43,500)
Class R	—	(19,512)
Class R3	—	(82,132)
Class R4	—	(31,762)
Class R5	—	(242)
Class R6	—	(252,912)
Class Y	—	(4,047,709)
Increase from capital share transactions (Note 4)	14,021,795	15,331,353
Total increase in net assets	18,097,713	3,567,630

NET ASSETS
Beginning of period	205,800,963	202,233,333
End of period	$223,898,676	$205,800,963

* Unaudited

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 33

Statement of changes in net assets cont.

Maturity Fund —DECREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$4,469,909	$16,753,810
Net realized gain (loss) of underlying Putnam fund shares	658,658	(25,875,833)
Net unrealized appreciation of underlying
Putnam fund shares	5,135,667	15,990,715
Net increase in net assets resulting from operations	10,264,234	6,868,692
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(509,650)	(1,784,456)
Class B	(1,036)	(8,577)
Class C	(16,315)	(63,781)
Class R	(10,793)	(36,203)
Class R3	(30,841)	(113,009)
Class R4	(3,269)	(15,315)
Class R5	(236)	(733)
Class R6	(37,198)	(251,783)
Class Y	(3,909,734)	(14,476,017)
Decrease from capital share transactions (Note 4)	(10,143,029)	(33,432,687)
Total decrease in net assets	(4,397,867)	(43,313,869)

NET ASSETS
Beginning of period	206,015,460	249,329,329
End of period	$201,617,593	$206,015,460

* Unaudited

The accompanying notes are an integral part of these financial statements.

34 Sustainable Retirement Funds

This page left blank intentionally.

Sustainable Retirement Funds 35

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$10.33	.10	.77	.87	(.13)	—	(.13)	$11.07	8.47*	$231	.14*	1.02*	17*
July 31, 2023	9.72	.18	.86	1.04	(.19)	(.24)	(.43)	10.33	11.38	183.28		1.90	144[i]
July 31, 2022	11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	9.72	(9.42)	57.28		.52	13
July 31, 2021 ∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
January 31, 2024**	$10.24	.07	.75	.82	(.07)	—	(.07)	$10.99	8.02*	$334	.52*	.68*	17*
July 31, 2023	9.64	.14	.82	.96	(.12)	(.24)	(.36)	10.24	10.54	262	1.03	1.44	144[i]
July 31, 2022	11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	9.64	(10.05)	180	1.03	(.32)	13
July 31, 2021 ∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
January 31, 2024**	$10.34	.08	.77	.85	(.09)	—	(.09)	$11.10	8.23*	$12	.34*	.80 *	17*
July 31, 2023	9.70	.16	.85	1.01	(.13)	(.24)	(.37)	10.34	11.02	11.68		1.71	144[i]
July 31, 2022	11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	9.70	(9.89)	10.68		.41	13
July 31, 2021 ∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
January 31, 2024**	$10.36	.09	.76	.85	(.11)	—	(.11)	$11.10	8.25*	$12	.22*	.93*	17*
July 31, 2023	9.72	.19	.84	1.03	(.15)	(.24)	(.39)	10.36	11.29	11.43		1.96	144[i]
July 31, 2022	11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	9.72	(9.58)	10.43		.66	13
July 31, 2021 ∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
January 31, 2024**	$10.37	.11	.77	.88	(.14)	—	(.14)	$11.11	8.49*	$12	.09*	1.06*	17*
July 31, 2023	9.74	.21	.84	1.05	(.18)	(.24)	(.42)	10.37	11.47	11.18		2.21	144[i]
July 31, 2022	11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	9.74	(9.35)	10.18		.91	13
July 31, 2021 ∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
January 31, 2024**	$10.38	.12	.76	.88	(.15)	—	(.15)	$11.11	8.53*	$12	.01*	1.13*	17*
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.63	12.03		2.36	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	10.03		1.06	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
January 31, 2024**	$10.38	.13	.76	.89	(.16)	—	(.16)	$11.11	8.63*	$268	(.04)*	1.30*	17*
July 31, 2023	9.75	.27	.80	1.07	(.20)	(.24)	(.44)	10.38	11.76	189	(.07)	2.84	144[i]
July 31, 2022	11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	9.75	(9.11)	122	(.07)	.67	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*

The accompanying notes are an integral part of these financial statements.

36 Sustainable Retirement Funds	Sustainable Retirement Funds 37

Financial highlights cont.

2065 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
January 31, 2024**	$10.38	.12	.76	.88	(.15)	—	(.15)	$11.11	8.52*	$12	.01*	1.13*	17*
July 31, 2023	9.75	.23	.83	1.06	(.19)	(.24)	(.43)	10.38	11.65	12.03		2.43	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	9.75	(9.21)	11.03		1.03	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

38 Sustainable Retirement Funds	Sustainable Retirement Funds 39

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$11.56	.11	.87	.98	(.16)	—	(.16)	$12.38	8.50*	$2,403	.14*	.99*	23*
July 31, 2023	11.07	.22	.93	1.15	(.17)	(.49)	(.66)	11.56	11.28	1,471.28		2.09	154[i]
July 31, 2022	13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	11.07	(9.43)	984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
Class B
January 31, 2024**	$11.46	.08	.85	.93	(.08)	—	(.08)	$12.31	8.10*	$18	.52*	.67*	23*
July 31, 2023	10.97	.15	.91	1.06	(.08)	(.49)	(.57)	11.46	10.45	17	1.03	1.41	154[i]
July 31, 2022	13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	10.97	(10.08)	15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
Class C
January 31, 2024**	$11.34	.08	.84	.92	(.08)	—	(.08)	$12.18	8.14*	$284	.52*	.71*	23*
July 31, 2023	10.86	.14	.91	1.05	(.08)	(.49)	(.57)	11.34	10.46	326	1.03	1.37	154[i]
July 31, 2022	13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	10.86	(10.13)	296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
Class R
January 31, 2024**	$11.62	.10	.87	.97	(.11)	—	(.11)	$12.48	8.39*	$19	.34*	.85*	23*
July 31, 2023	11.12	.19	.92	1.11	(.12)	(.49)	(.61)	11.62	10.78	17.68		1.76	154[i]
July 31, 2022	13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	11.12	(9.78)	16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17.68		.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
Class R3
January 31, 2024**	$11.61	.12	.86	.98	(.15)	—	(.15)	$12.44	8.43*	$72	.22*	1.03*	23*
July 31, 2023	11.12	.21	.93	1.14	(.16)	(.49)	(.65)	11.61	11.07	58.43		1.95	154[i]
July 31, 2022	13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	11.12	(9.52)	40.43		.68	52
July 31, 2021 ∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
January 31, 2024**	$11.63	.13	.86	.99	(.17)	—	(.17)	$12.45	8.58*	$109	.09*	1.14*	23*
July 31, 2023	11.14	.23	.94	1.17	(.19)	(.49)	(.68)	11.63	11.38	81.18		2.10	154[i]
July 31, 2022	13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	11.14	(9.32)	36.18		.90	52
July 31, 2021 ∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73

The accompanying notes are an integral part of these financial statements.

40 Sustainable Retirement Funds	Sustainable Retirement Funds 41

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$11.65	.14	.87	1.01	(.19)	—	(.19)	$12.47	8.66*	$12	.02*	1.17*	23*
July 31, 2023	11.15	.26	.92	1.18	(.19)	(.49)	(.68)	11.65	11.54	11.03		2.41	154[i]
July 31, 2022	13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	11.15	(9.18)	10.03		1.07	52
July 31, 2021 ∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73
Class R6
January 31, 2024**	$11.66	.15	.86	1.01	(.20)	—	(.20)	$12.47	8.66*	$1,943	(.03)*	1.28*	23*
July 31, 2023	11.16	.31	.88	1.19	(.20)	(.49)	(.69)	11.66	11.65	1,648	(.07)	2.89	154[i]
July 31, 2022	13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	11.16	(9.07)	1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
Class Y
January 31, 2024**	$11.60	.14	.87	1.01	(.19)	—	(.19)	$12.42	8.71*	$19,216	.02*	1.23*	23*
July 31, 2023	11.11	.26	.92	1.18	(.20)	(.49)	(.69)	11.60	11.52	12,740.03		2.40	154[i]
July 31, 2022	13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	11.11	(9.23)	7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

42 Sustainable Retirement Funds	Sustainable Retirement Funds 43

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$11.13	.13	.78	.91	(.16)	—	(.16)	$11.88	8.24*	$8,108	.15*	1.16*	7*
July 31, 2023	11.07	.24	.79	1.03	(.19)	(.78)	(.97)	11.13	10.55	5,727.28		2.30	133[i]
July 31, 2022	13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	11.07	(9.33)	4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
Class B
January 31, 2024**	$11.00	.08	.78	.86	(.06)	—	(.06)	$11.80	7.82*	$43	.53*	.71*	7*
July 31, 2023	10.92	.16	.78	.94	(.08)	(.78)	(.86)	11.00	9.73	49	1.03	1.59	133[i]
July 31, 2022	13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	10.92	(9.92)	63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
Class C
January 31, 2024**	$10.71	.08	.76	.84	(.08)	—	(.08)	$11.47	7.81*	$619	.53*	.73*	7*
July 31, 2023	10.65	.16	.76	.92	(.08)	(.78)	(.86)	10.71	9.77	641	1.03	1.60	133[i]
July 31, 2022	13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	10.65	(10.01)	599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
Class R
January 31, 2024**	$11.44	.11	.80	.91	(.13)	—	(.13)	$12.22	7.99*	$96	.35*	1.00*	7*
July 31, 2023	11.36	.19	.83	1.02	(.16)	(.78)	(.94)	11.44	10.16	72.68		1.81	133[i]
July 31, 2022	13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	11.36	(9.66)	39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
Class R3
January 31, 2024**	$11.22	.12	.79	.91	(.15)	—	(.15)	$11.98	8.09*	$3,202	.22*	1.11*	7*
July 31, 2023	11.15	.25	.77	1.02	(.17)	(.78)	(.95)	11.22	10.40	2,990.43		2.32	133[i]
July 31, 2022	13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	11.15	(9.42)	2,904.43		.79	28
July 31, 2021 ∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*g	(.24)*	39
Class R4
January 31, 2024**	$11.24	.13	.80	.93	(.17)	—	(.17)	$12.00	8.33*	$437	.10*	1.21*	7*
July 31, 2023	11.17	.25	.80	1.05	(.20)	(.78)	(.98)	11.24	10.64	382.18		2.39	133[i]
July 31, 2022	13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	11.17	(9.20)	317.18		1.06	28
July 31, 2021 ∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39

The accompanying notes are an integral part of these financial statements.

44 Sustainable Retirement Funds	Sustainable Retirement Funds 45

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$11.25	.14	.80	.94	(.19)	—	(.19)	$12.00	8.36*	$12	.02*	1.27*	7*
July 31, 2023	11.18	.27	.79	1.06	(.21)	(.78)	(.99)	11.25	10.80	11.03		2.55	133[i]
July 31, 2022	13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	11.18	(9.05)	10.03		1.22	28
July 31, 2021 ∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39
Class R6
January 31, 2024**	$11.26	.15	.79	.94	(.20)	—	(.20)	$12.00	8.35*	$2,413	(.03)*	1.33*	7*
July 31, 2023	11.18	.38	.70	1.08	(.22)	(.78)	(1.00)	11.26	11.01	2,487	(.07)	3.59	133[i]
July 31, 2022	13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	11.18	(9.03)	6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
Class Y
January 31, 2024**	$11.29	.15	.79	.94	(.19)	—	(.19)	$12.04	8.35*	$54,867	.02*	1.30*	7*
July 31, 2023	11.21	.27	.80	1.07	(.21)	(.78)	(.99)	11.29	10.89	40,391.03		2.50	133[i]
July 31, 2022	13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	11.21	(9.07)	28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

46 Sustainable Retirement Funds	Sustainable Retirement Funds 47

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$17.75	.22	1.18	1.40	(.28)	—	(.28)	$18.87	7.92*	$9,780	.16*	1.26*	9*
July 31, 2023	18.27	.42	1.11	1.53	(.36)	(1.69)	(2.05)	17.75	9.93	7,769.29		2.49	129[i]
July 31, 2022	22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	18.27	(9.16)	7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
Class B
January 31, 2024**	$17.39	.12	1.19	1.31	(.07)	—	(.07)	$18.63	7.55*	$54	.53*	.69*	9*
July 31, 2023	17.80	.25	1.13	1.38	(.10)	(1.69)	(1.79)	17.39	9.09	85	1.04	1.50	129[i]
July 31, 2022	21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	17.80	(9.82)	131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
Class C
January 31, 2024**	$16.83	.15	1.13	1.28	(.17)	—	(.17)	$17.94	7.60*	$1,145	.53*	.88*	9*
July 31, 2023	17.44	.28	1.04	1.32	(.24)	(1.69)	(1.93)	16.83	9.05	1,042	1.04	1.75	129[i]
July 31, 2022	21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	17.44	(9.81)	895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
Class R
January 31, 2024**	$17.23	.17	1.16	1.33	(.08)	—	(.08)	$18.48	7.73*	$99	.36*	1.02*	9*
July 31, 2023	17.80	.49	.93	1.42	(.30)	(1.69)	(1.99)	17.23	9.52	156.69		2.92	129[i]
July 31, 2022	21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	17.80	(9.50)	499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
Class R3
January 31, 2024**	$17.67	.21	1.18	1.39	(.26)	—	(.26)	$18.80	7.86*	$2,053	.23*	1.18*	9*
July 31, 2023	18.19	.42	1.08	1.50	(.33)	(1.69)	(2.02)	17.67	9.75	1,899.44		2.50	129[i]
July 31, 2022	22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	18.19	(9.30)	2,144.43		1.39	32
July 31, 2021 ∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
January 31, 2024**	$17.70	.22	1.18	1.40	(.29)	—	(.29)	$18.81	7.96*	$208	.11*	1.28*	9*
July 31, 2023	18.23	.43	1.11	1.54	(.38)	(1.69)	(2.07)	17.70	10.06	248.19		2.53	129[i]
July 31, 2022	22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	18.23	(9.08)	170.18		1.11	32
July 31, 2021 ∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33

The accompanying notes are an integral part of these financial statements.

48 Sustainable Retirement Funds	Sustainable Retirement Funds 49

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$17.70	.24	1.19	1.43	(.32)	—	(.32)	$18.81	8.12*	$12	.03*	1.38*	9*
July 31, 2023	18.23	.47	1.09	1.56	(.40)	(1.69)	(2.09)	17.70	10.20	11.04		2.74	129[i]
July 31, 2022	22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	18.23	(8.95)	10.03		1.38	32
July 31, 2021 ∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33
Class R6
January 31, 2024**	$17.71	.25	1.19	1.44	(.34)	—	(.34)	$18.81	8.15*	$5,562	(.02)*	1.40*	9*
July 31, 2023	18.24	.58	1.00	1.58	(.42)	(1.69)	(2.11)	17.71	10.31	5,245	(.06)	3.42	129[i]
July 31, 2022	22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	18.24	(8.85)	9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	—g h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
Class Y
January 31, 2024**	$17.69	.25	1.17	1.42	(.32)	—	(.32)	$18.79	8.08*	$108,386	.03*	1.42*	9*
July 31, 2023	18.23	.46	1.09	1.55	(.40)	(1.69)	(2.09)	17.69	10.15	86,672.04		2.71	129[i]
July 31, 2022	22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	18.23	(8.89)	67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 Sustainable Retirement Funds	Sustainable Retirement Funds 51

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$18.65	.25	1.18	1.43	(.41)	—	(.41)	$19.67	7.72*	$13,625	.16*	1.35*	12*
July 31, 2023	19.66	.58	.89	1.47	(.73)	(1.75)	(2.48)	18.65	9.07	12,815.30		3.22	138[i]
July 31, 2022	24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	19.66	(8.55)	11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
Class B
January 31, 2024**	$15.68	.15	.99	1.14	(.24)	—	(.24)	$16.58	7.31*	$243	.54*	.94*	12*
July 31, 2023	16.92	.37	.74	1.11	(.60)	(1.75)	(2.35)	15.68	8.23	270	1.05	2.41	138[i]
July 31, 2022	21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	16.92	(9.22)	417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
Class C
January 31, 2024**	$15.67	.15	.99	1.14	(.32)	—	(.32)	$16.49	7.29*	$906	.54*	1.00*	12*
July 31, 2023	16.90	.33	.79	1.12	(.60)	(1.75)	(2.35)	15.67	8.29	869	1.05	2.16	138[i]
July 31, 2022	21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	16.90	(9.25)	694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
Class R
January 31, 2024**	$19.85	.24	1.25	1.49	(.36)	—	(.36)	$20.98	7.51*	$88	.36*	1.19*	12*
July 31, 2023	20.72	.49	1.00	1.49	(.61)	(1.75)	(2.36)	19.85	8.61	69.70		2.56	138[i]
July 31, 2022	25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	20.72	(8.92)	44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
Class R3
January 31, 2024**	$24.75	.32	1.56	1.88	(.36)	—	(.36)	$26.27	7.62*	$3,258	.24*	1.31*	12*
July 31, 2023	25.20	.68	1.27	1.95	(.65)	(1.75)	(2.40)	24.75	8.93	2,863.45		2.87	138[i]
July 31, 2022	30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	25.20	(8.69)	3,383.43		1.29	33
July 31, 2021 ∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
January 31, 2024**	$24.77	.35	1.56	1.91	(.42)	—	(.42)	$26.26	7.72*	$834	.11*	1.42*	12*
July 31, 2023	25.24	.79	1.22	2.01	(.73)	(1.75)	(2.48)	24.77	9.23	753.20		3.34	138[i]
July 31, 2022	30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	25.24	(8.47)	678.18		1.51	33
July 31, 2021 ∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36

The accompanying notes are an integral part of these financial statements.

52 Sustainable Retirement Funds	Sustainable Retirement Funds 53

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$24.80	.37	1.56	1.93	(.45)	—	(.45)	$26.28	7.82*	$12	.04*	1.49*	12*
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.38	11.05		3.33	138[i]
July 31, 2022	30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	25.27	(8.29)	10.03		1.61	33
July 31, 2021 ∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36
Class R6
January 31, 2024**	$24.80	.38	1.57	1.95	(.47)	—	(.47)	$26.28	7.91*	$4,818	(.01)*	1.53*	12*
July 31, 2023	25.28	1.03	1.03	2.06	(.79)	(1.75)	(2.54)	24.80	9.45	4,991	(.05)	4.28	138[i]
July 31, 2022	30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	25.28	(8.22)	10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
Class Y
January 31, 2024**	$24.80	.37	1.56	1.93	(.45)	—	(.45)	$26.28	7.83*	$139,650	.04*	1.51*	12*
July 31, 2023	25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	24.80	9.39	116,355.05		3.32	138[i]
July 31, 2022	30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	25.27	(8.34)	100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 Sustainable Retirement Funds	Sustainable Retirement Funds 55

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$19.93	.28	1.20	1.48	(.46)	—	(.46)	$20.95	7.46*	$17,562	.17*	1.43*	12*
July 31, 2023	21.67	.75	.66	1.41	(.92)	(2.23)	(3.15)	19.93	8.08	16,840.31		3.82	137[i]
July 31, 2022	25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	21.67	(7.60)	15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
Class B
January 31, 2024**	$17.07	.14	1.06	1.20	(.19)	—	(.19)	$18.08	7.05*	$153	.55*	.81*	12*
July 31, 2023	19.00	.52	.55	1.07	(.77)	(2.23)	(3.00)	17.07	7.28	293	1.06	3.04	137[i]
July 31, 2022	22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	19.00	(8.31)	298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
Class C
January 31, 2024**	$16.51	.17	.99	1.16	(.35)	—	(.35)	$17.32	7.03*	$897	.55*	1.03*	12*
July 31, 2023	18.50	.50	.53	1.03	(.79)	(2.23)	(3.02)	16.51	7.29	869	1.06	3.05	137[i]
July 31, 2022	22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	18.50	(8.27)	797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
Class R
January 31, 2024**	$21.18	.26	1.26	1.52	(.38)	—	(.38)	$22.32	7.21*	$81	.37*	1.26*	12*
July 31, 2023	22.82	.70	.72	1.42	(.83)	(2.23)	(3.06)	21.18	7.66	163.71		3.35	137[i]
July 31, 2022	26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	22.82	(7.97)	142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
Class R3
January 31, 2024**	$25.21	.34	1.51	1.85	(.38)	—	(.38)	$26.68	7.38*	$2,928	.25*	1.35*	12*
July 31, 2023	26.54	.94	.83	1.77	(.87)	(2.23)	(3.10)	25.21	7.92	3,106.46		3.82	137[i]
July 31, 2022	31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	26.54	(7.73)	3,365.45		1.27	32
July 31, 2021 ∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
January 31, 2024**	$25.23	.36	1.53	1.89	(.44)	—	(.44)	$26.68	7.52*	$540	.12*	1.45*	12*
July 31, 2023	26.57	1.01	.81	1.82	(.93)	(2.23)	(3.16)	25.23	8.16	743.21		4.09	137[i]
July 31, 2022	31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	26.57	(7.49)	751.20		1.41	32
July 31, 2021 ∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43

The accompanying notes are an integral part of these financial statements.

56 Sustainable Retirement Funds	Sustainable Retirement Funds 57

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$25.25	.39	1.52	1.91	(.50)	—	(.50)	$26.66	7.60*	$12	.05*	1.56*	12*
July 31, 2023	26.59	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.25	8.31	11.06		4.06	137[i]
July 31, 2022	31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.59	(7.34)	10.05		1.65	32
July 31, 2021 ∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43
Class R6
January 31, 2024**	$25.27	.41	1.52	1.93	(.53)	—	(.53)	$26.67	7.66*	$8,838	—*h	1.62*	12*
July 31, 2023	26.60	1.23	.66	1.89	(.99)	(2.23)	(3.22)	25.27	8.47	8,039	(.04)	4.92	137[i]
July 31, 2022	31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	26.60	(7.28)	13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
Class Y
January 31, 2024**	$25.20	.39	1.51	1.90	(.50)	—	(.50)	$26.60	7.59*	$197,538	.05*	1.56*	12*
July 31, 2023	26.54	1.00	.86	1.86	(.97)	(2.23)	(3.20)	25.20	8.33	173,452.06		4.05	137[i]
July 31, 2022	31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.54	(7.35)	156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 Sustainable Retirement Funds	Sustainable Retirement Funds 59

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$20.02	.31	1.10	1.41	(.50)	—	(.50)	$20.93	7.10*	$23,328	.19*	1.54*	13*
July 31, 2023	21.25	.92	.25	1.17	(1.13)	(1.27)	(2.40)	20.02	6.54	22,106.34		4.64	138[i]
July 31, 2022	25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	21.25	(6.43)	21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
Class B
January 31, 2024**	$17.54	.19	.97	1.16	(.34)	—	(.34)	$18.36	6.66*	$129	.56*	1.11*	13*
July 31, 2023	18.83	.69	.21	.90	(.92)	(1.27)	(2.19)	17.54	5.79	158	1.09	3.93	138[i]
July 31, 2022	22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	18.83	(7.17)	222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
Class C
January 31, 2024**	$17.23	.19	.95	1.14	(.38)	—	(.38)	$17.99	6.64*	$1,169	.56*	1.13*	13*
July 31, 2023	18.62	.65	.23	.88	(1.00)	(1.27)	(2.27)	17.23	5.78	1,202	1.09	3.82	138[i]
July 31, 2022	22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	18.62	(7.15)	1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
Class R
January 31, 2024**	$18.81	.25	1.04	1.29	(.44)	—	(.44)	$19.66	6.88*	$588	.39*	1.34*	13*
July 31, 2023	20.11	.78	.25	1.03	(1.06)	(1.27)	(2.33)	18.81	6.13	552.74		4.21	138[i]
July 31, 2022	24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	20.11	(6.83)	517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
Class R3
January 31, 2024**	$25.01	.37	1.37	1.74	(.45)	—	(.45)	$26.30	7.00*	$5,852	.26*	1.48*	13*
July 31, 2023	25.90	1.08	.37	1.45	(1.07)	(1.27)	(2.34)	25.01	6.40	5,410.49		4.40	138[i]
July 31, 2022	30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	25.90	(6.58)	5,458.49		1.24	39
July 31, 2021 ∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
January 31, 2024**	$25.01	.38	1.40	1.78	(.50)	—	(.50)	$26.29	7.16*	$864	.14*	1.55*	13*
July 31, 2023	25.92	1.12	.39	1.51	(1.15)	(1.27)	(2.42)	25.01	6.66	940.24		4.59	138[i]
July 31, 2022	30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	25.92	(6.36)	791.24		1.42	39
July 31, 2021 ∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46

The accompanying notes are an integral part of these financial statements.

60 Sustainable Retirement Funds	Sustainable Retirement Funds 61

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$25.04	.41	1.39	1.80	(.55)	—	(.55)	$26.29	7.21*	$12	.06*	1.67*	13*
July 31, 2023	25.94	1.18	.37	1.55	(1.18)	(1.27)	(2.45)	25.04	6.85	11.09		4.85	138[i]
July 31, 2022	30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	25.94	(6.24)	10.09		1.62	39
July 31, 2021 ∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46
Class R6
January 31, 2024**	$25.05	.43	1.39	1.82	(.57)	—	(.57)	$26.30	7.31*	$11,476	.01*	1.72*	13*
July 31, 2023	25.96	1.34	.23	1.57	(1.21)	(1.27)	(2.48)	25.05	6.92	11,598	(.01)	5.44	138[i]
July 31, 2022	30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	25.96	(6.11)	15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
Class Y
January 31, 2024**	$25.01	.42	1.38	1.80	(.55)	—	(.55)	$26.26	7.23*	$187,989	.06*	1.68*	13*
July 31, 2023	25.92	1.19	.35	1.54	(1.18)	(1.27)	(2.45)	25.01	6.82	158,644.09		4.89	138[i]
July 31, 2022	30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	25.92	(6.23)	141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 Sustainable Retirement Funds	Sustainable Retirement Funds 63

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$19.16	.34	.81	1.15	(.60)	—	(.60)	$19.71	6.02*	$23,200	.21*	1.81*	14*
July 31, 2023	20.61	1.11	(.31)	.80	(1.33)	(.92)	(2.25)	19.16	4.58	22,952.37		5.80	144[i]
July 31, 2022	23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	20.61	(5.36)	22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
Class B
January 31, 2024**	$17.73	.23	.77	1.00	(.23)	—	(.23)	$18.50	5.63*	$42	.58*	1.30*	14*
July 31, 2023	19.20	.96	(.36)	.60	(1.15)	(.92)	(2.07)	17.73	3.79	74	1.12	5.35	144[i]
July 31, 2022	22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	19.20	(6.07)	185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
Class C
January 31, 2024**	$17.41	.25	.74	.99	(.47)	—	(.47)	$17.93	5.69*	$775	.58*	1.44*	14*
July 31, 2023	18.93	.89	(.31)	.58	(1.18)	(.92)	(2.10)	17.41	3.72	764	1.12	5.06	144[i]
July 31, 2022	22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	18.93	(6.05)	898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
Class R
January 31, 2024**	$17.49	.28	.73	1.01	(.54)	—	(.54)	$17.96	5.80*	$454	.41*	1.62*	14*
July 31, 2023	19.02	.95	(.30)	.65	(1.26)	(.92)	(2.18)	17.49	4.13	422.77		5.38	144[i]
July 31, 2022	22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	19.02	(5.76)	395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
Class R3
January 31, 2024**	$22.91	.39	.97	1.36	(.55)	—	(.55)	$23.72	5.96*	$6,173	.28*	1.74*	14*
July 31, 2023	24.19	1.26	(.34)	.92	(1.28)	(.92)	(2.20)	22.91	4.38	6,171.52		5.54	144[i]
July 31, 2022	27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	24.19	(5.48)	5,622.51		1.33	37
July 31, 2021 ∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
January 31, 2024**	$22.93	.42	.98	1.40	(.60)	—	(.60)	$23.73	6.13*	$2,657	.16*	1.83*	14*
July 31, 2023	24.22	1.33	(.36)	.97	(1.34)	(.92)	(2.26)	22.93	4.61	2,986.27		5.82	144[i]
July 31, 2022	27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	24.22	(5.23)	2,733.26		1.54	37
July 31, 2021 ∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54

The accompanying notes are an integral part of these financial statements.

64 Sustainable Retirement Funds	Sustainable Retirement Funds 65

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$22.95	.44	.97	1.41	(.64)	—	(.64)	$23.72	6.18*	$11	.08*	1.94*	14*
July 31, 2023	24.24	1.37	(.37)	1.00	(1.37)	(.92)	(2.29)	22.95	4.78	11.12		6.01	144[i]
July 31, 2022	27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.24	(5.11)	10.11		1.69	37
July 31, 2021 ∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54
Class R6
January 31, 2024**	$22.97	.45	.97	1.42	(.66)	—	(.66)	$23.73	6.23*	$10,703	.03*	1.98*	14*
July 31, 2023	24.25	1.57	(.53)	1.04	(1.40)	(.92)	(2.32)	22.97	4.93	12,068.02		6.86	144[i]
July 31, 2022	27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	24.25	(5.01)	18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
Class Y
January 31, 2024**	$22.90	.44	.97	1.41	(.64)	—	(.64)	$23.67	6.19*	$211,711	.08*	1.95*	14*
July 31, 2023	24.19	1.38	(.38)	1.00	(1.37)	(.92)	(2.29)	22.90	4.79	193,228.12		6.08	144[i]
July 31, 2022	27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.19	(5.11)	187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Sustainable Retirement Funds	Sustainable Retirement Funds 67

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$19.10	.40	.61	1.01	(.60)	—	(.60)	$19.51	5.31*	$22,894	.22*	2.13*	19*
July 31, 2023	20.32	1.31	(.78)	.53	(1.25)	(.50)	(1.75)	19.10	2.94	23,402.38		6.83	156[i]
July 31, 2022	22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	20.32	(4.48)	23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
Class B
January 31, 2024**	$17.36	.29	.56	.85	(.40)	—	(.40)	$17.81	4.93*	$83	.59*	1.68*	19*
July 31, 2023	18.54	1.14	(.79)	.35	(1.03)	(.50)	(1.53)	17.36	2.17	117	1.13	6.45	156[i]
July 31, 2022	20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	18.54	(5.19)	229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
Class C
January 31, 2024**	$17.04	.29	.55	.84	(.45)	—	(.45)	$17.43	4.92*	$1,102	.59*	1.73*	19*
July 31, 2023	18.33	1.09	(.75)	.34	(1.13)	(.50)	(1.63)	17.04	2.15	1,198	1.13	6.30	156[i]
July 31, 2022	20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	18.33	(5.17)	1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
Class R
January 31, 2024**	$17.46	.34	.55	.89	(.55)	—	(.55)	$17.80	5.10*	$624	.42*	1.94*	19*
July 31, 2023	18.74	1.31	(.91)	.40	(1.18)	(.50)	(1.68)	17.46	2.49	573.78		7.38	156[i]
July 31, 2022	21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	18.74	(4.83)	716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
Class R3
January 31, 2024**	$19.06	.39	.60	.99	(.57)	—	(.57)	$19.48	5.23*	$3,641	.29*	2.06*	19*
July 31, 2023	20.28	1.26	(.77)	.49	(1.21)	(.50)	(1.71)	19.06	2.76	3,582.53		6.59	156[i]
July 31, 2022	22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	20.28	(4.59)	3,502.52		1.56	57
July 31, 2021 ∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
January 31, 2024**	$19.05	.41	.61	1.02	(.62)	—	(.62)	$19.45	5.36*	$1,246	.17*	2.17*	19*
July 31, 2023	20.27	1.33	(.78)	.55	(1.27)	(.50)	(1.77)	19.05	3.05	1,266.28		6.93	156[i]
July 31, 2022	22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	20.27	(4.38)	1,310.27		1.81	57
July 31, 2021 ∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74

The accompanying notes are an integral part of these financial statements.

68 Sustainable Retirement Funds	Sustainable Retirement Funds 69

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$19.06	.43	.60	1.03	(.65)	—	(.65)	$19.44	5.43*	$11	.09*	2.26*	19*
July 31, 2023	20.29	1.37	(.80)	.57	(1.30)	(.50)	(1.80)	19.06	3.17	10.13		7.13	156[i]
July 31, 2022	22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.29	(4.21)	10.12		1.96	57
July 31, 2021 ∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74
Class R6
January 31, 2024**	$19.07	.43	.61	1.04	(.67)	—	(.67)	$19.44	5.47*	$5,374	.04*	2.27*	19*
July 31, 2023	20.30	1.59	(1.00)	.59	(1.32)	(.50)	(1.82)	19.07	3.27	6,213.03		8.25	156[i]
July 31, 2022	22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	20.30	(4.16)	10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
Class Y
January 31, 2024**	$19.04	.43	.60	1.03	(.65)	—	(.65)	$19.42	5.43*	$188,923	.09*	2.26*	19*
July 31, 2023	20.27	1.36	(.79)	.57	(1.30)	(.50)	(1.80)	19.04	3.18	169,440.13		7.11	156[i]
July 31, 2022	22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.27	(4.21)	160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Sustainable Retirement Funds	Sustainable Retirement Funds 71

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2024**	$15.44	.33	.48	.81	(.34)	—	(.34)	$15.91	5.33*	$23,915	.21*	2.17*	3*
July 31, 2023	16.12	1.13	(.65)	.48	(1.16)	—	(1.16)	15.44	3.24	23,630.37		7.29	121[i]
July 31, 2022	17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	16.12	(3.90)	25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
Class B
January 31, 2024**	$14.99	.25	.47	.72	(.28)	—	(.28)	$15.43	4.88*	$47	.59*	1.66*	3*
July 31, 2023	15.69	.99	(.64)	.35	(1.05)	—	(1.05)	14.99	2.48	75	1.12	6.51	121[i]
July 31, 2022	16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.69	(4.62)	201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
Class C
January 31, 2024**	$15.04	.27	.45	.72	(.28)	—	(.28)	$15.48	4.87*	$802	.59*	1.80*	3*
July 31, 2023	15.73	.98	(.62)	.36	(1.05)	—	(1.05)	15.04	2.54	879	1.12	6.51	121[i]
July 31, 2022	17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.73	(4.61)	1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
Class R
January 31, 2024**	$15.42	.30	.47	.77	(.31)	—	(.31)	$15.88	5.06*	$564	.41*	1.97*	3*
July 31, 2023	16.10	.96	(.54)	.42	(1.10)	—	(1.10)	15.42	2.86	531.77		6.21	121[i]
July 31, 2022	17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	16.10	(4.28)	704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
Class R3
January 31, 2024**	$15.50	.32	.48	.80	(.33)	—	(.33)	$15.97	5.22*	$1,541	.29 *	2.11*	3*
July 31, 2023	16.17	1.05	(.59)	.46	(1.13)	—	(1.13)	15.50	3.15	1,546.52		6.79	121[i]
July 31, 2022	17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	16.17	(4.09)	1,926.53		1.86	24
July 31, 2021 ∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
January 31, 2024**	$15.51	.33	.49	.82	(.35)	—	(.35)	$15.98	5.34*	$130	.16*	2.17*	3*
July 31, 2023	16.18	1.22	(.72)	.50	(1.17)	—	(1.17)	15.51	3.37	170.27		7.83	121[i]
July 31, 2022	17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	16.18	(3.81)	224.28		2.14	24
July 31, 2021 ∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65

The accompanying notes are an integral part of these financial statements.

72 Sustainable Retirement Funds	Sustainable Retirement Funds 73

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R5
January 31, 2024**	$15.51	.35	.48	.83	(.36)	—	(.36)	$15.98	5.43*	$11	.08*	2.30*	3*
July 31, 2023	16.18	1.16	(.64)	.52	(1.19)	—	(1.19)	15.51	3.54	10.12		7.48	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	10.13		2.29	24
July 31, 2021 ∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65
Class R6
January 31, 2024**	$15.51	.36	.48	.84	(.37)	—	(.37)	$15.98	5.50*	$1,582	.03*	2.34*	3*
July 31, 2023	16.18	1.45	(.91)	.54	(1.21)	—	(1.21)	15.51	3.63	1,599.02		9.28	121[i]
July 31, 2022	17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	16.18	(3.55)	3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
Class Y
January 31, 2024**	$15.51	.35	.48	.83	(.36)	—	(.36)	$15.98	5.43*	$173,026	.08*	2.28*	3*
July 31, 2023	16.18	1.17	(.65)	.52	(1.19)	—	(1.19)	15.51	3.54	177,575.12		7.54	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37

See page 76 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 Sustainable Retirement Funds	Sustainable Retirement Funds 75

Financial highlights cont.

Before February 10, 2023, each fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

** Unaudited.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/24	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	6.76%	17.30%	41.55%	80.98%	N/A	N/A
2060 Fund
Class A, B, C, R, Y	0.62	1.43	1.71	2.44	3.32%	6.13%
Class R3, R4, R5	0.62	1.43	1.71	1.43	N/A	N/A
Class R6	0.62	1.43	1.71	2.44	3.32	6.13
2055 Fund
Class A, B, C, R, Y	0.41	0.90	0.88	0.68	0.43	0.45
Class R3, R4, R5	0.41	0.90	0.88	0.53	N/A	N/A
Class R6	0.41	0.90	0.88	0.68	0.43	0.45
2050 Fund
Class A, B, C, R, Y	0.36	0.77	0.75	0.49	0.16	0.18
Class R3, R4, R5	0.36	0.77	0.75	0.42	N/A	N/A
Class R6	0.36	0.77	0.75	0.49	0.16	0.18
2045 Fund
Class A, B, C, R, Y	0.33	0.72	0.72	0.45	0.15	0.17
Class R3, R4, R5	0.33	0.72	0.72	0.40	N/A	N/A
Class R6	0.33	0.72	0.72	0.45	0.15	0.17
2040 Fund
Class A, B, C, R, Y	0.30	0.66	0.66	0.39	0.08	0.09
Class R3, R4, R5	0.30	0.66	0.66	0.36	N/A	N/A
Class R6	0.30	0.66	0.66	0.39	0.08	0.09
2035 Fund
Class A, B, C, R, Y	0.29	0.62	0.62	0.37	0.09	0.11
Class R3, R4, R5	0.29	0.62	0.62	0.33	N/A	N/A
Class R6	0.29	0.62	0.62	0.37	0.09	0.11

76 Sustainable Retirement Funds

	1/31/24	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
2030 Fund
Class A, B, C, R, Y	0.26	0.58	0.56	0.33	0.07	0.08
Class R3, R4, R5	0.26	0.58	0.56	0.30	N/A	N/A
Class R6	0.26	0.58	0.56	0.33	0.07	0.08
2025 Fund
Class A, B, C, R, Y	0.24	0.56	0.56	0.33	0.08	0.10
Class R3, R4, R5	0.24	0.56	0.56	0.30	N/A	N/A
Class R6	0.24	0.56	0.56	0.33	0.08	0.10
Maturity Fund
Class A, B, C, R, Y	0.25	0.56	0.52	0.33	0.18	0.12
Class R3, R4, R5	0.25	0.56	0.52	0.29	N/A	N/A
Class R6	0.25	0.56	0.52	0.33	0.18	0.12

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

i Reflects a change in the funds investment strategy.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 77

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
ESG	environmental, social and/or corporate governance
ETFs	exchange-traded funds
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PanAgora	PanAgora Asset Management, Inc., an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Each of the Putnam Sustainable Retirement Funds (collectively the funds) are named:

Putnam Sustainable Retirement 2065 Fund (2065 Fund)	Putnam Sustainable Retirement 2040 Fund (2040 Fund)
Putnam Sustainable Retirement 2060 Fund (2060 Fund)	Putnam Sustainable Retirement 2035 Fund (2035 Fund)
Putnam Sustainable Retirement 2055 Fund (2055 Fund)	Putnam Sustainable Retirement 2030 Fund (2030 Fund)
Putnam Sustainable Retirement 2050 Fund (2050 Fund)	Putnam Sustainable Retirement 2025 Fund (2025 Fund)
Putnam Sustainable Retirement 2045 Fund (2045 Fund)	Putnam Sustainable Retirement Maturity Fund
(Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

Each target date fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Each target date fund is one of a series of target date funds that invest primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by Putnam Management. Two underlying funds are subadvised by PanAgora. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital. The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by Putnam Management. Two underlying funds are subadvised by PanAgora.

78 Sustainable Retirement Funds

Under normal circumstances, each fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Each fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability-oriented investment strategies and invests across a variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goals. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of the following date, each fund may invest in the following funds:

Effective January 31, 2024
Putnam Sustainable Leaders ETF	Putnam ESG Core Bond ETF
Putnam Sustainable Future ETF	Putnam ESG High Yield ETF
Putnam PanAgora ESG International Equity ETF	Putnam ESG Ultra Short ETF
Putnam PanAgora ESG Emerging Markets Equity ETF	Putnam Government Money Market Fund

Sustainable Retirement Funds 79

Each fund offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred charges	Conversion feature
1.00% on certain redemptions of
	Up to 5.75%/	shares bought with no initial
Class A	Up to 4.00%†	sales charge	None
Converts to class A shares
Class B*‡	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None

* Not available on 2065 Fund.

‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

** Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined

80 Sustainable Retirement Funds

by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security Valuation The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the following funds had capital loss carryovers available in the following amounts, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2065 Fund	$18,997	$17,892	$36,889
2060 Fund	398,908	904,036	1,302,944
2050 Fund	—	10,623,750	10,623,750
2045 Fund	204,367	14,261,404	14,465,771
2040 Fund	271,710	20,352,871	20,624,581
2035 Fund	733,685	22,748,432	23,482,117
2030 Fund	441,967	32,418,952	32,860,919
Maturity Fund	99,960	43,979,206	44,079,166

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer certain capital losses of the following amounts, recognized during the period between November 1, 2022 and July 31, 2023 to its fiscal year ending July 31, 2024.

2055 Fund	$5,333,093
2025 Fund	$33,359,755

Sustainable Retirement Funds 81

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized
	Unrealized	Unrealized	appreciation/	Cost for federal
	appreciation	(depreciation)	(depreciation)	income tax purposes
2065 Fund	$113,713	$(731)	$112,982	$782,989
2060 Fund	2,753,794	(19,068)	2,734,726	21,487,957
2055 Fund	8,330,934	(78,801)	8,252,133	61,342,256
2050 Fund	14,789,222	(152,699)	14,636,523	112,627,985
2045 Fund	17,790,504	(197,414)	17,593,090	145,957,302
2040 Fund	23,565,544	(329,055)	23,236,489	204,782,978
2035 Fund	20,552,686	(433,317)	20,119,369	211,444,264
2030 Fund	16,146,541	(731,679)	15,414,862	239,837,487
2025 Fund	9,475,568	(757,011)	8,718,557	214,207,995
Maturity Fund	9,462,703	(849,588)	8,613,115	193,192,213

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains, if any, annually, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

82 Sustainable Retirement Funds

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2026 for all the funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$2,180
2060 Fund	52,418
2055 Fund	158,445
2050 Fund	299,112
2045 Fund	382,319
2040 Fund	533,250
2035 Fund	505,993
2030 Fund	524,027
2025 Fund	434,386
Maturity Fund	429,236

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2026 for all funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

Annual rates
A	0.60%
B (ex 2065 Fund)	0.60%
C	0.60%
R	0.75%
R3	0.75%
R4	0.75%
R5	0.60%
R6	0.50%
Y	0.60%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$49,216
2060 Fund	62,129
2055 Fund	77,704
2050 Fund	92,786
2045 Fund	96,234
2040 Fund	102,566
2035 Fund	92,562
2030 Fund	83,838
2025 Fund	70,806
Maturity Fund	57,940

Sustainable Retirement Funds 83

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the funds managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the 2065 Fund and Maturity Fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

With respect to 2025 Fund, 2030 Fund and 2035 Fund, for the period January 1, 2024 through January 4, 2024, February 14, 2024 and February 21, 2024, respectively, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 4, 2024, February 14, 2024 and February 21, 2024, respectively, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024, February 14, 2024 and February 21, 2024, respectively, and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

For 2060 Fund, 2055 Fund, 2050 Fund, 2045 Fund and 2040 Fund, a shareholder meeting has been called to approve new investment management and sub-management contracts. In the meantime, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees for use while the fund continues to seek shareholder approval of new investment management and sub-management contracts. The terms of the Interim Advisory Contracts are identical to those of the investment management and sub-management contracts for the fund that were in place prior to consummation of the Transaction, except for the term of the contracts and those provisions required by regulation.

The Interim Advisory Contracts took effect on January 1, 2024 and will continue in effect for a term ending on the earlier of 150 days from that date (the “150-day period”) or, if shareholders of the fund approve new investment management and sub-management contracts with respect to the fund, the effective date of the new contracts. If shareholders of the fund do not approve new investment management and sub-management contracts before the end of the 150-day period, the Board of Trustees will consider what further action to take consistent with its fiduciary duties to the fund.

84 Sustainable Retirement Funds

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$125	$179	$15	$16	$16	$7	$27	$7	$392

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$961	$10	$200	$24	$86	$123	$7	$218	$9,191	$10,820
2055 Fund	3,761	27	373	109	4,095	536	7	313	27,817	$37,038
2050 Fund	4,905	44	650	123	2,575	309	7	653	58,772	$68,038
2045 Fund	7,861	150	535	104	3,966	1,037	7	609	76,658	$90,927
2040 Fund	10,325	131	534	228	3,827	690	7	1,078	112,398	$129,218
2035 Fund	13,651	84	732	747	7,372	1,174	7	1,440	105,139	$130,346
2030 Fund	14,128	33	472	583	8,077	3,619	7	1,485	120,200	$148,604
2025 Fund	14,087	61	718	800	4,734	1,660	6	742	107,506	$130,314
Maturity Fund	14,418	37	536	732	1,975	204	6	196	106,344	$124,448

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$251	$1,442	$28	$14	$1,735

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$1,935	$84	$1,612	$44	$79	$3,754
2055 Fund	7,573	218	3,012	200	3,753	$14,756
2050 Fund	9,879	355	5,242	223	2,360	$18,059
2045 Fund	15,835	1,209	4,313	190	3,635	$25,182
2040 Fund	20,795	1,057	4,303	418	3,507	$30,080
2035 Fund	27,500	675	5,904	1,368	6,756	$42,203
2030 Fund	28,462	264	3,810	1,068	7,401	$41,005
2025 Fund	28,375	489	5,784	1,465	4,338	$40,451
Maturity Fund	29,044	296	4,324	1,340	1,809	$36,813

Sustainable Retirement Funds 85

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$181	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$796	$—	$—
2055 Fund	2,967	—	107
2050 Fund	2,125	—	6
2045 Fund	2,387	—	6
2040 Fund	2,136	—	20
2035 Fund	3,120	—	1
2030 Fund	2,952	—	4
2025 Fund	1,370	—	53
Maturity Fund	639	—	12

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$6
2060 Fund	36
2055 Fund	3
2050 Fund	23
2045 Fund	59
2040 Fund	—
2035 Fund	15
2030 Fund	3
2025 Fund	—
Maturity Fund	—

86 Sustainable Retirement Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds, excluding short-term investments in Putnam Government Money Market Fund, were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$276,002	$127,710
2060 Fund	10,553,901	4,281,573
2055 Fund	16,261,856	3,773,535
2050 Fund	26,085,447	10,264,685
2045 Fund	32,167,484	17,230,267
2040 Fund	37,277,056	25,178,529
2035 Fund	45,846,558	26,889,593
2030 Fund	42,565,220	34,341,069
2025 Fund	47,989,829	39,042,336
Maturity Fund	6,812,485	16,597,821

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	10,853	$109,905	14,496	$136,357
Shares issued in connection with
reinvestment of distributions	240	2,599	521	4,638
	11,093	112,504	15,017	140,995
Shares repurchased	(7,921)	(78,029)	(3,091)	(29,700)
Net increase	3,172	$34,475	11,926	$111,295

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	19,788	$206,245	8,118	$73,489
Shares issued in connection with
reinvestment of distributions	194	2,089	950	8,424
	19,982	208,334	9,068	81,913
Shares repurchased	(15,111)	(160,963)	(2,137)	(19,524)
Net increase	4,871	$47,371	6,931	$62,389

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	9	98	43	390
	9	98	43	390
Shares repurchased	—	—	—	—
Net increase	9	$98	43	$390

Sustainable Retirement Funds 87

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	11	125	47	416
	11	125	47	416
Shares repurchased	—	—	—	—
Net increase	11	$125	47	$416

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	14	152	50	444
	14	152	50	444
Shares repurchased	—	—	—	—
Net increase	14	$152	50	$444

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	16	169	51	459
	16	169	51	459
Shares repurchased	—	—	—	—
Net increase	16	$169	51	$459

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	7,098	$73,316	23,619	$224,349
Shares issued in connection with
reinvestment of distributions	376	4,090	1,004	8,972
	7,474	77,406	24,623	233,321
Shares repurchased	(1,541)	(17,096)	(18,918)	(180,045)
Net increase	5,933	$60,310	5,705	$53,276

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	149	$1,402
Shares issued in connection with
reinvestment of distributions	16	167	62	557
	16	167	211	1,959
Shares repurchased	—	—	(277)	(2,729)
Net increase (decrease)	16	$167	(66)	$(770)

88 Sustainable Retirement Funds

2060 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	88,250	$1,058,746	42,801	$458,186
Shares issued in connection with
reinvestment of distributions	1,702	20,659	6,585	65,781
	89,952	1,079,405	49,386	523,967
Shares repurchased	(23,186)	(264,855)	(10,918)	(116,980)
Net increase	66,766	$814,550	38,468	$406,987

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	9	113	80	794
	9	113	80	794
Shares repurchased	—	—	—	—
Net increase	9	$113	80	$794

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	1,854	$20,606	4,545	$47,672
Shares issued in connection with
reinvestment of distributions	204	2,436	1,509	14,853
	2,058	23,042	6,054	62,525
Shares repurchased	(7,480)	(87,122)	(4,471)	(45,580)
Net increase (decrease)	(5,422)	$(64,080)	1,583	$16,945

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	14	170	86	860
	14	170	86	860
Shares repurchased	—	—	—	—
Net increase	14	$170	86	$860

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	984	$11,288	1,316	$14,190
Shares issued in connection with
reinvestment of distributions	66	804	257	2,581
	1,050	12,092	1,573	16,771
Shares repurchased	(303)	(3,729)	(143)	(1,593)
Net increase	747	$8,363	1,430	$15,178

Sustainable Retirement Funds 89

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,126	$24,632	3,402	$36,668
Shares issued in connection with
reinvestment of distributions	118	1,447	308	3,095
	2,244	26,079	3,710	39,763
Shares repurchased	(435)	(4,912)	(40)	(435)
Net increase	1,809	$21,167	3,670	$39,328

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	15	182	63	628
	15	182	63	628
Shares repurchased	—	—	—	—
Net increase	15	$182	63	$628

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	24,078	$280,293	61,321	$662,142
Shares issued in connection with
reinvestment of distributions	2,576	31,501	12,261	123,223
	26,654	311,794	73,582	785,365
Shares repurchased	(12,315)	(152,375)	(103,220)	(1,107,765)
Net increase (decrease)	14,339	$159,419	(29,638)	$(322,400)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	957,440	$10,946,578	921,437	$9,942,702
Shares issued in connection with
reinvestment of distributions	20,860	254,071	62,452	625,141
	978,300	11,200,649	983,889	10,567,843
Shares repurchased	(529,313)	(5,936,017)	(593,322)	(6,424,633)
Net increase	448,987	$5,264,632	390,567	$4,143,210

2055 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	182,957	$2,109,321	110,973	$1,166,361
Shares issued in connection with
reinvestment of distributions	8,002	93,306	44,714	433,282
	190,959	2,202,627	155,687	1,599,643
Shares repurchased	(22,967)	(258,949)	(79,444)	(849,822)
Net increase	167,992	$1,943,678	76,243	$749,821

90 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	146	$1,484
Shares issued in connection with
reinvestment of distributions	19	221	427	4,106
	19	221	573	5,590
Shares repurchased	(838)	(9,047)	(1,942)	(20,400)
Net decrease	(819)	$(8,826)	(1,369)	$(14,810)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,385	$35,813	8,600	$85,427
Shares issued in connection with
reinvestment of distributions	362	4,078	5,258	49,270
	3,747	39,891	13,858	134,697
Shares repurchased	(9,554)	(99,814)	(10,323)	(104,356)
Net increase (decrease)	(5,807)	$(59,923)	3,535	$30,341

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	1,485	$16,802	2,606	$28,015
Shares issued in connection with
reinvestment of distributions	82	988	407	4,069
	1,567	17,790	3,013	32,084
Shares repurchased	(2)	(17)	(176)	(1,922)
Net increase	1,565	$17,773	2,837	$30,162

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	41,597	$461,866	75,599	$801,739
Shares issued in connection with
reinvestment of distributions	3,259	38,328	22,304	218,134
	44,856	500,194	97,903	1,019,873
Shares repurchased	(44,202)	(505,042)	(91,836)	(923,481)
Net increase (decrease)	654	$(4,848)	6,067	$96,392

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,044	$22,760	3,443	$36,483
Shares issued in connection with
reinvestment of distributions	523	6,159	2,901	28,374
	2,567	28,919	6,344	64,857
Shares repurchased	(96)	(1,083)	(803)	(8,739)
Net increase	2,471	$27,836	5,541	$56,118

Sustainable Retirement Funds 91

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	17	189	93	909
	17	189	93	909
Shares repurchased	—	—	—	—
Net increase	17	$189	93	$909

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	18,838	$213,990	80,161	$855,136
Shares issued in connection with
reinvestment of distributions	3,812	44,911	57,144	558,869
	22,650	258,901	137,305	1,414,005
Shares repurchased	(42,473)	(503,371)	(459,493)	(4,769,851)
Net decrease	(19,823)	$(244,470)	(322,188)	$(3,355,846)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,585,815	$17,912,170	1,823,385	$19,412,033
Shares issued in connection with
reinvestment of distributions	70,496	832,560	282,801	2,774,277
	1,656,311	18,744,730	2,106,186	22,186,310
Shares repurchased	(676,330)	(7,552,967)	(1,076,924)	(11,469,408)
Net increase	979,981	$11,191,763	1,029,262	$10,716,902

2050 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	94,559	$1,747,709	40,118	$680,358
Shares issued in connection with
reinvestment of distributions	6,872	127,339	49,826	776,295
	101,431	1,875,048	89,944	1,456,653
Shares repurchased	(20,994)	(374,925)	(36,553)	(627,074)
Net increase	80,437	$1,500,123	53,391	$829,579

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	13	233	555	8,503
	13	233	555	8,503
Shares repurchased	(2,001)	(35,014)	(3,071)	(52,608)
Net decrease	(1,988)	$(34,781)	(2,516)	$(44,105)

92 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	4,769	$78,891	10,365	$166,654
Shares issued in connection with
reinvestment of distributions	594	10,461	6,888	102,221
	5,363	89,352	17,253	268,875
Shares repurchased	(3,421)	(56,448)	(6,683)	(106,056)
Net increase	1,942	$32,904	10,570	$162,819

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	996	$17,135	2,598	$43,242
Shares issued in connection with
reinvestment of distributions	23	411	3,861	58,487
	1,019	17,546	6,459	101,729
Shares repurchased	(4,712)	(79,264)	(25,439)	(400,275)
Net decrease	(3,693)	$(61,718)	(18,980)	$(298,546)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	9,332	$163,658	20,826	$352,661
Shares issued in connection with
reinvestment of distributions	1,464	27,025	11,119	172,685
	10,796	190,683	31,945	525,346
Shares repurchased	(9,077)	(156,988)	(42,372)	(720,522)
Net increase (decrease)	1,719	$33,695	(10,427)	$(195,176)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,216	$39,006	3,676	$62,014
Shares issued in connection with
reinvestment of distributions	200	3,690	1,386	21,543
	2,416	42,696	5,062	83,557
Shares repurchased	(5,386)	(94,452)	(347)	(5,761)
Net increase (decrease)	(2,970)	$(51,756)	4,715	$77,796

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	11	205	75	1,176
	11	205	75	1,176
Shares repurchased	—	—	—	—
Net increase	11	$205	75	$1,176

Sustainable Retirement Funds 93

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	18,525	$326,626	49,145	$827,670
Shares issued in connection with
reinvestment of distributions	5,301	97,859	73,466	1,140,194
	23,826	424,485	122,611	1,967,864
Shares repurchased	(24,264)	(435,154)	(363,253)	(5,986,881)
Net decrease	(438)	$(10,669)	(240,642)	$(4,019,017)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,492,652	$26,040,497	2,058,803	$34,599,967
Shares issued in connection with
reinvestment of distributions	97,606	1,800,828	526,087	8,159,612
	1,590,258	27,841,325	2,584,890	42,759,579
Shares repurchased	(722,025)	(12,611,237)	(1,384,086)	(23,306,561)
Net increase	868,233	$15,230,088	1,200,804	$19,453,018

2045 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	46,166	$875,357	101,507	$1,914,436
Shares issued in connection with
reinvestment of distributions	14,188	274,256	93,169	1,543,817
	60,354	1,149,613	194,676	3,458,253
Shares repurchased	(54,690)	(1,021,767)	(96,551)	(1,733,476)
Net increase	5,664	$127,846	98,125	$1,724,777

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	218	3,547	3,894	54,475
	218	3,547	3,894	54,475
Shares repurchased	(2,789)	(43,403)	(11,328)	(172,959)
Net decrease	(2,571)	$(39,856)	(7,434)	$(118,484)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,524	$55,226	16,096	$234,637
Shares issued in connection with
reinvestment of distributions	1,087	17,613	6,782	94,811
	4,611	72,839	22,878	329,448
Shares repurchased	(5,161)	(81,308)	(8,485)	(127,251)
Net increase (decrease)	(550)	$(8,469)	14,393	$202,197

94 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	640	$12,490	1,062	$20,276
Shares issued in connection with
reinvestment of distributions	69	1,413	328	5,802
	709	13,903	1,390	26,078
Shares repurchased	(1)	(25)	(16)	(293)
Net increase	708	$13,878	1,374	$25,785

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	16,781	$421,247	26,162	$623,569
Shares issued in connection with
reinvestment of distributions	1,651	42,626	11,070	243,651
	18,432	463,873	37,232	867,220
Shares repurchased	(10,097)	(252,835)	(55,794)	(1,322,938)
Net increase (decrease)	8,335	$211,038	(18,562)	$(455,718)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,910	$47,053	6,769	$164,189
Shares issued in connection with
reinvestment of distributions	498	12,836	3,361	73,902
	2,408	59,889	10,130	238,091
Shares repurchased	(1,085)	(25,984)	(6,579)	(153,686)
Net increase	1,323	$33,905	3,551	$84,405

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	8	203	46	1,018
	8	203	46	1,018
Shares repurchased	—	—	—	—
Net increase	8	$203	46	$1,018

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	8,222	$203,350	34,529	$819,580
Shares issued in connection with
reinvestment of distributions	3,600	92,904	50,087	1,101,418
	11,822	296,254	84,616	1,920,998
Shares repurchased	(29,663)	(749,204)	(312,297)	(7,228,105)
Net decrease	(17,841)	$(452,950)	(227,681)	$(5,307,107)

Sustainable Retirement Funds 95

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,333,186	$32,722,442	1,917,597	$45,702,359
Shares issued in connection with
reinvestment of distributions	89,534	2,311,767	471,766	10,378,854
	1,422,720	35,034,209	2,389,363	56,081,213
Shares repurchased	(800,850)	(19,723,112)	(1,654,782)	(39,229,888)
Net increase	621,870	$15,311,097	734,581	$16,851,325

2040 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	41,970	$839,522	76,482	$1,487,351
Shares issued in connection with
reinvestment of distributions	18,473	380,733	126,565	2,271,840
	60,443	1,220,255	203,047	3,759,191
Shares repurchased	(67,033)	(1,341,263)	(90,266)	(1,755,177)
Net increase (decrease)	(6,590)	$(121,008)	112,781	$2,004,014

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	723	$11,628
Shares issued in connection with
reinvestment of distributions	92	1,630	2,923	45,130
	92	1,630	3,646	56,758
Shares repurchased	(8,819)	(143,872)	(2,129)	(35,810)
Net increase (decrease)	(8,727)	$(142,242)	1,517	$20,948

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,312	$53,985	7,217	$117,622
Shares issued in connection with
reinvestment of distributions	1,026	17,497	8,958	133,749
	4,338	71,482	16,175	251,371
Shares repurchased	(5,209)	(85,358)	(6,584)	(106,379)
Net increase (decrease)	(871)	$(13,876)	9,591	$144,992

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	552	$11,547	1,124	$23,332
Shares issued in connection with
reinvestment of distributions	141	3,098	1,020	19,488
	693	14,645	2,144	42,820
Shares repurchased	(4,761)	(106,967)	(676)	(14,405)
Net increase (decrease)	(4,068)	$(92,322)	1,468	$28,415

96 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	9,207	$230,396	18,788	$464,249
Shares issued in connection with
reinvestment of distributions	1,565	41,092	18,042	409,923
	10,772	271,488	36,830	874,172
Shares repurchased	(24,229)	(596,844)	(40,370)	(957,135)
Net decrease	(13,457)	$(325,356)	(3,540)	$(82,963)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,626	$67,553	3,773	$93,959
Shares issued in connection with
reinvestment of distributions	328	8,622	4,106	93,242
	2,954	76,175	7,879	187,201
Shares repurchased	(12,169)	(298,434)	(6,689)	(156,271)
Net increase (decrease)	(9,215)	$(222,259)	1,190	$30,930

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	9	218	54	1,221
	9	218	54	1,221
Shares repurchased	—	—	—	—
Net increase	9	$218	54	$1,221

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	34,096	$851,553	59,062	$1,448,349
Shares issued in connection with
reinvestment of distributions	7,004	183,707	73,308	1,664,817
	41,100	1,035,260	132,370	3,113,166
Shares repurchased	(27,802)	(743,877)	(340,429)	(8,125,805)
Net increase (decrease)	13,298	$291,383	(208,059)	$(5,012,639)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,562,896	$38,927,824	2,396,840	$58,614,617
Shares issued in connection with
reinvestment of distributions	139,150	3,640,165	853,891	19,349,164
	1,702,046	42,567,989	3,250,731	77,963,781
Shares repurchased	(1,158,562)	(29,025,730)	(2,277,214)	(55,525,439)
Net increase	543,484	$13,542,259	973,517	$22,438,342

Sustainable Retirement Funds 97

2035 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	42,826	$857,121	71,788	$1,417,255
Shares issued in connection with
reinvestment of distributions	26,237	541,006	130,283	2,389,390
	69,063	1,398,127	202,071	3,806,645
Shares repurchased	(58,604)	(1,169,685)	(104,224)	(2,016,569)
Net increase	10,459	$228,442	97,847	$1,790,076

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	906	$15,224
Shares issued in connection with
reinvestment of distributions	136	2,461	1,257	20,287
	136	2,461	2,163	35,511
Shares repurchased	(2,116)	(36,591)	(4,946)	(87,202)
Net decrease	(1,980)	$(34,130)	(2,783)	$(51,691)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	5,426	$92,464	9,715	$166,063
Shares issued in connection with
reinvestment of distributions	1,389	24,637	8,653	137,150
	6,815	117,101	18,368	303,213
Shares repurchased	(11,602)	(200,763)	(9,507)	(163,944)
Net increase (decrease)	(4,787)	$(83,662)	8,861	$139,269

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	655	$12,239	1,392	$26,023
Shares issued in connection with
reinvestment of distributions	659	12,770	3,488	60,245
	1,314	25,009	4,880	86,268
Shares repurchased	(711)	(13,149)	(1,251)	(22,861)
Net increase	603	$11,860	3,629	$63,407

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	16,027	$396,922	30,539	$744,331
Shares issued in connection with
reinvestment of distributions	3,832	99,333	19,738	452,583
	19,859	496,255	50,277	1,196,914
Shares repurchased	(13,693)	(338,888)	(44,711)	(1,102,098)
Net increase	6,166	$157,367	5,566	$94,816

98 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,359	$83,811	8,921	$216,022
Shares issued in connection with
reinvestment of distributions	627	16,234	3,483	79,768
	3,986	100,045	12,404	295,790
Shares repurchased	(8,711)	(216,030)	(5,315)	(130,226)
Net increase (decrease)	(4,725)	$(115,985)	7,089	$165,564

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	10	236	41	955
	10	236	41	955
Shares repurchased	—	—	—	—
Net increase	10	$236	41	$955

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	10,091	$254,152	27,512	$669,574
Shares issued in connection with
reinvestment of distributions	10,246	265,365	64,258	1,471,509
	20,337	519,517	91,770	2,141,083
Shares repurchased	(46,855)	(1,225,988)	(245,116)	(5,858,606)
Net decrease	(26,518)	$(706,471)	(153,346)	$(3,717,523)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,896,554	$47,041,168	2,591,359	$63,129,563
Shares issued in connection with
reinvestment of distributions	147,530	3,816,611	611,613	13,993,709
	2,044,084	50,857,779	3,202,972	77,123,272
Shares repurchased	(1,228,423)	(30,459,203)	(2,310,976)	(56,040,004)
Net increase	815,661	$20,398,576	891,996	$21,083,268

2030 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	41,515	$772,894	114,060	$2,216,646
Shares issued in connection with
reinvestment of distributions	35,404	690,737	138,762	2,494,933
	76,919	1,463,631	252,822	4,711,579
Shares repurchased	(98,057)	(1,885,557)	(165,645)	(3,164,795)
Net increase (decrease)	(21,138)	$(421,926)	87,177	$1,546,784

Sustainable Retirement Funds 99

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	87	$1,643
Shares issued in connection with
reinvestment of distributions	30	555	1,046	17,474
	30	555	1,133	19,117
Shares repurchased	(1,938)	(33,698)	(6,580)	(115,728)
Net decrease	(1,908)	$(33,143)	(5,447)	$(96,611)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	1,962	$33,885	6,157	$106,685
Shares issued in connection with
reinvestment of distributions	1,152	20,463	5,670	93,018
	3,114	54,348	11,827	199,703
Shares repurchased	(3,736)	(65,448)	(15,403)	(268,905)
Net decrease	(622)	$(11,100)	(3,576)	$(69,202)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	400	$6,933	908	$16,035
Shares issued in connection with
reinvestment of distributions	742	13,200	2,796	45,992
	1,142	20,133	3,704	62,027
Shares repurchased	(1)	(12)	(334)	(5,605)
Net increase	1,141	$20,121	3,370	$56,422

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	14,157	$321,552	34,291	$779,785
Shares issued in connection with
reinvestment of distributions	5,931	139,317	23,231	499,934
	20,088	460,869	57,522	1,279,719
Shares repurchased	(29,228)	(660,659)	(20,618)	(497,154)
Net increase (decrease)	(9,140)	$(199,790)	36,904	$782,565

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,088	$70,959	10,417	$235,307
Shares issued in connection with
reinvestment of distributions	2,787	65,434	11,968	257,429
	5,875	136,393	22,385	492,736
Shares repurchased	(24,050)	(531,665)	(5,057)	(115,128)
Net increase (decrease)	(18,175)	$(395,272)	17,328	$377,608

100 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	12	293	44	949
	12	293	44	949
Shares repurchased	—	—	—	—
Net increase	12	$293	44	$949

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	17,469	$401,200	67,033	$1,531,905
Shares issued in connection with
reinvestment of distributions	14,318	336,190	80,983	1,741,945
	31,787	737,390	148,016	3,273,850
Shares repurchased	(106,168)	(2,499,094)	(367,261)	(8,139,488)
Net decrease	(74,381)	$(1,761,704)	(219,245)	$(4,865,638)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,994,101	$45,305,142	3,373,209	$76,828,722
Shares issued in connection with
reinvestment of distributions	232,999	5,459,175	840,672	18,040,829
	2,227,100	50,764,317	4,213,881	94,869,551
Shares repurchased	(1,719,049)	(38,938,995)	(3,542,446)	(80,193,607)
Net increase	508,051	$11,825,322	671,435	$14,675,944

2025 Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	37,484	$704,558	112,606	$2,210,300
Shares issued in connection with
reinvestment of distributions	36,036	698,014	111,866	2,048,270
	73,520	1,402,572	224,472	4,258,570
Shares repurchased	(125,029)	(2,376,705)	(157,657)	(3,016,435)
Net increase (decrease)	(51,509)	$(974,133)	66,815	$1,242,135

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	114	2,024	807	13,500
	114	2,024	807	13,500
Shares repurchased	(2,217)	(37,863)	(6,412)	(113,317)
Net decrease	(2,103)	$(35,839)	(5,605)	$(99,817)

Sustainable Retirement Funds 101

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	1,743	$29,393	8,023	$139,408
Shares issued in connection with
reinvestment of distributions	1,666	28,848	8,663	142,165
	3,409	58,241	16,686	281,573
Shares repurchased	(10,502)	(178,297)	(32,018)	(537,745)
Net decrease	(7,093)	$(120,056)	(15,332)	$(256,172)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	1,186	$20,538	4,321	$75,451
Shares issued in connection with
reinvestment of distributions	1,046	18,486	3,936	66,049
	2,232	39,024	8,257	141,500
Shares repurchased	(3)	(43)	(13,647)	(229,107)
Net increase (decrease)	2,229	$38,981	(5,390)	$(87,607)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	12,252	$231,007	21,855	$417,872
Shares issued in connection with
reinvestment of distributions	5,331	103,146	15,463	282,826
	17,583	334,153	37,318	700,698
Shares repurchased	(18,539)	(351,067)	(22,129)	(435,302)
Net increase (decrease)	(956)	$(16,914)	15,189	$265,396

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,497	$47,262	6,466	$123,316
Shares issued in connection with
reinvestment of distributions	1,971	38,058	6,183	112,833
	4,468	85,320	12,649	236,149
Shares repurchased	(6,835)	(127,797)	(10,831)	(207,750)
Net increase (decrease)	(2,367)	$(42,477)	1,818	$28,399

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	19	349	48	875
	19	349	48	875
Shares repurchased	—	—	—	—
Net increase	19	$349	48	$875

102 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	6,350	$121,412	22,662	$432,128
Shares issued in connection with
reinvestment of distributions	10,157	196,123	50,655	924,453
	16,507	317,535	73,317	1,356,581
Shares repurchased	(65,856)	(1,262,872)	(273,532)	(5,116,132)
Net decrease	(49,349)	$(945,337)	(200,215)	$(3,759,551)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,624,537	$68,566,828	6,197,896	$118,298,533
Shares issued in connection with
reinvestment of distributions	307,940	5,937,090	802,226	14,624,573
	3,932,477	74,503,918	7,000,122	132,923,106
Shares repurchased	(3,102,027)	(58,386,697)	(6,029,239)	(114,925,411)
Net increase	830,450	$16,117,221	970,883	$17,997,695

Maturity Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	28,111	$438,789	54,888	$848,714
Shares issued in connection with
reinvestment of distributions	32,650	503,649	116,681	1,761,268
	60,761	942,438	171,569	2,609,982
Shares repurchased	(87,301)	(1,346,797)	(244,019)	(3,769,108)
Net decrease	(26,540)	$(404,359)	(72,450)	$(1,159,126)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	69	1,036	585	8,577
	69	1,036	585	8,577
Shares repurchased	(2,030)	(29,793)	(8,339)	(126,299)
Net decrease	(1,961)	$(28,757)	(7,754)	$(117,722)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,357	$48,276	2,641	$39,734
Shares issued in connection with
reinvestment of distributions	1,084	16,315	4,344	63,781
	4,441	64,591	6,985	103,515
Shares repurchased	(11,055)	(166,851)	(16,296)	(246,950)
Net decrease	(6,614)	$(102,260)	(9,311)	$(143,435)

Sustainable Retirement Funds 103

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	411	$6,252	847	$13,052
Shares issued in connection with
reinvestment of distributions	700	10,793	2,382	35,905
	1,111	17,045	3,229	48,957
Shares repurchased	(38)	(554)	(12,507)	(198,098)
Net increase (decrease)	1,073	$16,491	(9,278)	$(149,141)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	6,601	$102,575	12,955	$202,119
Shares issued in connection with
reinvestment of distributions	1,989	30,841	7,458	113,009
	8,590	133,416	20,413	315,128
Shares repurchased	(11,827)	(183,150)	(39,780)	(625,477)
Net decrease	(3,237)	$(49,734)	(19,367)	$(310,349)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	581	$8,933	1,191	$18,505
Shares issued in connection with
reinvestment of distributions	211	3,269	1,011	15,315
	792	12,202	2,202	33,820
Shares repurchased	(3,618)	(55,368)	(5,095)	(78,757)
Net decrease	(2,826)	$(43,166)	(2,893)	$(44,937)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	15	236	48	733
	15	236	48	733
Shares repurchased	—	—	—	—
Net increase	15	$236	48	$733

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,339	$20,630	7,735	$120,843
Shares issued in connection with
reinvestment of distributions	2,403	37,198	16,614	251,783
	3,742	57,828	24,349	372,626
Shares repurchased	(7,832)	(122,071)	(147,652)	(2,248,654)
Net decrease	(4,090)	$(64,243)	(123,303)	$(1,876,028)

104 Sustainable Retirement Funds

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	399,683	$6,171,550	1,134,744	$17,633,505
Shares issued in connection with
reinvestment of distributions	252,593	3,909,734	954,569	14,476,017
	652,276	10,081,284	2,089,313	32,109,522
Shares repurchased	(1,271,559)	(19,548,521)	(3,974,438)	(61,742,204)
Net decrease	(619,283)	$(9,467,237)	(1,885,125)	$(29,632,682)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class C	1,103	3.62%	$12,122
2065 Fund class R	1,104	100.00	12,251
2065 Fund class R3	1,112	100.00	12,346
2065 Fund class R4	1,120	100.00	12,440
2065 Fund class R5	1,125	100.00	12,498
2065 Fund class R6	1,128	4.67	12,532
2065 Fund class Y	1,125	100.00	12,497
2060 Fund class B	1,484	100.00	18,272
2060 Fund class R	1,519	100.00	18,947
2060 Fund class R3	992	17.25	12,340
2060 Fund class R4	999	11.42	12,438
2060 Fund class R5	1,002	100.00	12,491
2055 Fund class R4	1,024	2.81	12,288
2055 Fund class R5	1,029	100.00	12,343
2050 Fund class R4	645	5.84	12,132
2050 Fund class R5	648	100.00	12,194
2045 Fund class R5	458	100.00	12,038
2040 Fund class R5	445	100.00	11,851
2035 Fund class R5	441	100.00	11,584
2030 Fund class R5	470	100.00	11,159
2025 Fund class R5	555	100.00	10,780
Maturity Fund class R5	668	100.00	10,676

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	28.4%, 16.8%, 13.9%, 9.0%
2060 Fund	7.6%

Sustainable Retirement Funds 105

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$326,671	$125,721	$51,510	$2,234	$—	$3,869	$37,941	15,804	$442,692
Putnam Sustainable Future ETF	164,538	63,455	34,014	—	—	2,723	20,320	9,742	217,022
Putnam PanAgora ESG International
Equity ETF	121,181	53,488	18,690	4,825	—	148	973	7,295	157,100
Putnam PanAgora ESG Emerging
Markets Equity ETF	34,088	15,472	5,111	780	—	(236)	(2,223)	2,164	41,990
Putnam ESG Core Bond ETF	21,751	10,115	10,990	590	13	(293)	522	432	21,105
Putnam ESG High Yield ETF	7,312	3,382	1,174	351	—	(20)	152	190	9,652
Putnam ESG Ultra Short ETF	8,246	4,369	6,221	246	—	—	16	127	6,410
Putnam Government Money
Market Fund Class G*	—	201,519	201,519	91	—	—	—	—	—
Putnam Government Money
Market Fund Class P*	2,680	16,941	19,621	26	—	—	—	—	—
Totals	$686,467	$494,462	$348,850	$9,143	$13	$6,191	$57,701		$895,971

2060 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$7,607,099	$4,833,138	$1,709,064	$53,376	$—	$98,155	$932,098	419,880	$11,761,426
Putnam Sustainable Future ETF	3,816,898	2,371,556	1,034,397	—	—	52,401	508,191	256,528	5,714,649
Putnam PanAgora ESG International
Equity ETF	2,845,835	1,877,537	614,603	113,217	—	(3,755)	44,214	192,671	4,149,228
Putnam PanAgora ESG Emerging
Markets Equity ETF	797,989	540,121	167,240	18,248	—	(9,729)	(46,420)	57,448	1,114,721
Putnam ESG Core Bond ETF	742,669	559,361	432,795	20,764	437	(13,553)	23,513	17,996	879,195
Putnam ESG High Yield ETF	255,934	178,216	59,300	12,285	—	(1,347)	6,125	7,473	379,628
Putnam ESG Ultra Short ETF	253,160	193,972	264,174	7,796	—	(133)	349	3,629	183,174
Putnam Government Money
Market Fund Class G*	—	5,993,282	5,952,620	1,999	—	—	—	40,662	40,662
Putnam Government Money
Market Fund Class P*	48,626	137,299	185,925	403	—	—	—	—	—
Totals	$16,368,210	$16,684,482	$10,420,118	$228,088	$437	$122,039	$1,468,070		$24,222,683

106 Sustainable Retirement Funds	Sustainable Retirement Funds 107

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2055 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$23,100,538	$7,049,241	$563,551	$152,282	$—	$37,254	$2,897,418	1,160,988	$32,520,900
Putnam Sustainable Future ETF	11,443,185	2,937,720	409,879	—	—	40,102	1,527,210	697,509	15,538,338
Putnam PanAgora ESG International
Equity ETF	8,763,937	2,725,839	191,154	329,361	—	1,572	83,516	528,607	11,383,710
Putnam PanAgora ESG Emerging
Markets Equity ETF	2,467,726	757,749	47,675	52,497	—	(1,490)	(175,850)	154,631	3,000,460
Putnam ESG Core Bond ETF	4,030,302	1,607,316	1,508,912	108,932	2,279	(25,375)	70,156	85,426	4,173,487
Putnam ESG High Yield ETF	1,394,467	537,339	44,291	64,495	—	(734)	22,791	37,590	1,909,572
Putnam ESG Ultra Short ETF	1,348,912	646,652	1,008,073	39,476	—	109	1,710	19,600	989,310
Putnam Government Money
Market Fund Class G*	—	9,216,354	9,137,742	5,935	—	—	—	78,612	78,612
Putnam Government Money
Market Fund Class P*	190,570	708,457	899,027	1,467	—	—	—	—	—
Totals	$52,739,637	$26,186,667	$13,810,304	$754,445	$2,279	$51,438	$4,426,951		$69,594,389

2050 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$42,262,450	$11,345,411	$1,951,075	$276,381	$—	$232,765	$5,035,581	2,032,213	$56,925,132
Putnam Sustainable Future ETF	20,608,433	4,972,131	1,738,157	—	—	266,448	2,493,127	1,194,151	26,601,982
Putnam PanAgora ESG International
Equity ETF	16,181,723	3,336,064	142,365	600,854	—	(2,049)	160,070	907,043	19,533,443
Putnam PanAgora ESG Emerging
Markets Equity ETF	4,531,187	936,791	37,781	94,509	—	(2,446)	(315,321)	263,473	5,112,430
Putnam ESG Core Bond ETF	11,716,594	3,203,327	3,919,722	306,701	6,364	(64,477)	181,526	227,556	11,117,248
Putnam ESG High Yield ETF	3,955,012	994,735	36,287	182,631	—	(1,126)	69,724	98,072	4,982,058
Putnam ESG Ultra Short ETF	3,716,044	1,296,988	2,439,298	113,513	—	(91)	5,024	51,088	2,578,667
Putnam Government Money
Market Fund Class G*	—	10,202,224	9,788,676	10,141	—	—	—	413,548	413,548
Putnam Government Money
Market Fund Class P*	274,111	1,260,166	1,534,277	2,447	—	—	—	—	—
Totals	$103,245,554	$37,547,837	$21,587,638	$1,587,177	$6,364	$429,024	$7,629,731		$127,264,508

108 Sustainable Retirement Funds	Sustainable Retirement Funds 109

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2045 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$52,685,942	$14,081,755	$3,362,760	$333,714	$—	$437,246	$5,995,056	2,493,172	$69,837,239
Putnam Sustainable Future ETF	25,421,986	5,956,267	2,683,096	—	—	407,515	2,886,154	1,435,964	31,988,826
Putnam PanAgora ESG International
Equity ETF	20,430,247	3,392,024	449,996	732,027	—	16,816	155,862	1,093,319	23,544,953
Putnam PanAgora ESG Emerging
Markets Equity ETF	5,541,831	909,896	119,468	114,195	—	(1,826)	(372,998)	307,021	5,957,435
Putnam ESG Core Bond ETF	19,713,836	4,371,078	6,422,101	501,605	10,273	(102,327)	287,809	365,332	17,848,295
Putnam ESG High Yield ETF	6,562,888	1,337,659	149,884	293,579	—	929	108,336	154,723	7,859,928
Putnam ESG Ultra Short ETF	8,153,656	2,118,805	4,042,962	237,345	—	2,178	13,595	123,730	6,245,272
Putnam Government Money
Market Fund Class G*	—	13,513,898	13,245,454	18,556	—	—	—	268,444	268,444
Putnam Government Money
Market Fund Class P*	535,036	2,320,320	2,855,356	2,713	—	—	—	—	—
Totals	$139,045,422	$48,001,702	$33,331,077	$2,233,734	$10,273	$760,531	$9,073,814		$163,550,392

2040 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$71,605,737	$15,087,662	$4,905,368	$442,378	$—	$721,599	$7,719,487	3,221,157	$90,229,117
Putnam Sustainable Future ETF	34,009,411	6,781,036	3,318,678	—	—	542,838	3,747,875	1,874,699	41,762,482
Putnam PanAgora ESG International
Equity ETF	26,528,984	2,634,134	701,411	917,960	—	34,849	142,572	1,329,869	28,639,128
Putnam PanAgora ESG Emerging
Markets Equity ETF	5,425,127	548,225	360,349	108,792	—	788	(360,488)	270,733	5,253,303
Putnam ESG Core Bond ETF	41,232,826	8,051,795	9,521,656	1,059,410	21,301	(151,906)	554,102	822,130	40,165,161
Putnam ESG High Yield ETF	9,636,554	1,325,510	349,406	417,007	—	1,496	142,949	211,754	10,757,103
Putnam ESG Ultra Short ETF	14,354,387	2,848,694	6,021,661	408,603	—	3,880	27,873	222,153	11,213,173
Putnam Government Money
Market Fund Class G*	—	16,788,298	16,788,298	14,702	—	—	—	—	—
Putnam Government Money
Market Fund Class P*	1,020,109	2,848,098	3,868,207	2,181	—	—	—	—	—
Totals	$203,813,135	$56,913,452	$45,835,034	$3,371,033	$21,301	$1,153,544	$11,974,370		$228,019,467

110 Sustainable Retirement Funds	Sustainable Retirement Funds 111

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$62,659,259	$16,768,714	$5,522,263	$390,764	$—	$766,648	$6,759,191	2,907,086	$81,431,549
Putnam Sustainable Future ETF	29,396,874	8,265,234	3,631,698	—	—	567,547	3,267,627	1,699,769	37,865,584
Putnam PanAgora ESG International
Equity ETF	20,860,576	2,840,968	891,813	731,306	—	16,463	111,162	1,065,105	22,937,356
Putnam PanAgora ESG Emerging
Markets Equity ETF	1,242,489	108,521	588,724	17,031	—	(18,850)	(74,871)	34,455	668,565
Putnam ESG Core Bond ETF	60,790,581	12,755,011	9,927,771	1,593,293	32,137	(175,789)	801,560	1,314,985	64,243,592
Putnam ESG High Yield ETF	9,563,631	1,627,892	384,200	420,328	—	(1,522)	146,425	215,595	10,952,226
Putnam ESG Ultra Short ETF	15,886,519	3,480,218	5,943,124	462,090	—	4,012	37,136	266,761	13,464,761
Putnam Government Money
Market Fund Class G*	—	20,000,399	20,000,399	21,747	—	—	—	—	—
Putnam Government Money
Market Fund Class P*	277,985	3,593,840	3,871,825	6,733	—	—	—	—	—
Totals	$200,677,914	$69,440,797	$50,761,817	$3,643,292	$32,137	$1,158,509	$11,048,230		$231,563,633

2030 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$53,089,622	$13,750,565	$7,895,009	$311,556	$—	$957,800	$4,922,348	2,314,248	$64,825,326
Putnam Sustainable Future ETF	24,123,525	6,968,209	4,426,924	—	—	590,029	2,331,379	1,328,112	29,586,218
Putnam PanAgora ESG International
Equity ETF	17,346,125	1,217,627	1,083,130	568,996	—	14,901	40,069	814,272	17,535,592
Putnam ESG Core Bond ETF	105,562,215	15,473,937	13,383,847	2,644,403	52,688	(271,056)	1,288,345	2,224,329	108,669,594
Putnam ESG High Yield ETF	14,933,644	1,856,578	578,050	631,760	—	(557)	218,832	323,434	16,430,447
Putnam ESG Ultra Short ETF	21,825,341	3,298,304	6,974,109	607,287	—	3,580	52,056	360,677	18,205,172
Putnam Government Money
Market Fund Class G*	—	19,439,989	19,439,989	19,075	—	—	—	—	—
Putnam Government Money
Market Fund Class P*	820,219	3,772,874	4,593,093	4,743	—	—	—	—	—
Totals	$237,700,691	$65,778,083	$58,374,151	$4,787,820	$52,688	$1,294,697	$8,853,029		$255,252,349

112 Sustainable Retirement Funds	Sustainable Retirement Funds 113

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2025 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/24	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$29,542,481	$12,844,960	$5,642,215	$173,841	$—	$639,711	$2,834,027	1,435,807	$40,218,964
Putnam Sustainable Future ETF	12,565,897	6,354,877	2,796,977	—	—	331,208	1,314,899	797,683	17,769,904
Putnam PanAgora ESG International
Equity ETF	10,156,141	1,431,243	1,167,031	332,766	—	21,477	5,052	485,105	10,446,882
Putnam ESG Core Bond ETF	110,596,484	15,671,049	19,318,222	2,697,115	53,066	(580,849)	1,438,499	2,206,672	107,806,961
Putnam ESG High Yield ETF	23,731,926	7,470,302	2,387,243	1,055,326	—	(18,277)	388,756	574,517	29,185,464
Putnam ESG Ultra Short ETF	20,480,502	4,217,398	7,730,648	564,734	—	4,016	46,479	337,152	17,017,747
Putnam Government Money
Market Fund Class G*	—	25,521,304	25,040,674	24,648	—	—	—	480,630	480,630
Putnam Government Money
Market Fund Class P*	101,553	3,724,640	3,826,193	5,389	—	—	—	—	—
Totals	$207,174,984	$77,235,773	$67,909,203	$4,853,819	$53,066	$397,286	$6,027,712		$222,926,552

Maturity Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/23	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/24	as of 1/31/24
Putnam Sustainable Leaders ETF	$29,772,798	$379,917	$3,722,123	$169,797	$—	$480,226	$2,430,395	1,047,474	$29,341,213
Putnam Sustainable Future ETF	15,117,229	192,031	2,340,804	—	—	324,938	1,246,249	652,678	14,539,643
Putnam PanAgora ESG International
Equity ETF	8,793,846	172,850	517,013	277,513	—	17,589	4,866	393,407	8,472,138
Putnam ESG Core Bond ETF	105,152,683	3,852,918	6,360,678	2,510,759	48,087	(206,369)	972,726	2,116,698	103,411,280
Putnam ESG High Yield ETF	34,812,030	1,260,831	2,591,809	1,389,943	—	(6,597)	439,727	667,602	33,914,182
Putnam ESG Ultra Short ETF	11,617,244	953,938	1,065,394	312,797	—	784	41,704	228,792	11,548,276
Putnam Government Money
Market Fund Class G*	—	10,614,745	10,036,149	9,773	—	—	—	578,596	578,596
Putnam Government Money
Market Fund Class P*	411,000	2,911,770	3,322,770	3,727	—	—	—	—	—
Totals	$205,676,830	$20,339,000	$29,956,740	$4,674,309	$48,087	$610,571	$5,135,667		$201,805,328

* Purchase cost and Sale proceeds are excluded from Note 3.

114 Sustainable Retirement Funds	Sustainable Retirement Funds 115

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam funds may invest in ETFs with a focus on companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the underlying Putnam fund invests, the underlying Putnam fund may temporarily hold securities that are inconsistent with its ESG investment criteria. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

116 Sustainable Retirement Funds

Shareholder meeting results (Unaudited)

October 20, 2023 special meeting

At the meeting, a new Management Contract for Putnam Sustainable Retirement 2065 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
65,221	—	—

At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2065 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
65,221	—	—

All tabulations are rounded to the nearest whole number.

December 18, 2023 special meeting

At the meeting, a new Management Contract for Putnam Sustainable Retirement Maturity Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,658,059	409,590	584,788

At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement Maturity Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,539,545	418,537	694,355

All tabulations are rounded to the nearest whole number.

January 4, 2024 special meeting

At the meeting, a new Management Contract for Putnam Sustainable Retirement 2025 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,703,879	166,638	649,996

At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2025 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,630,487	181,423	708,603

All tabulations are rounded to the nearest whole number.

Sustainable Retirement Funds 117

Shareholder meeting results cont.

February 14, 2024 special meeting

At the meeting, a new Management Contract for Putnam Sustainable Retirement 2030 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,584,383	278,649	535,179

At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2030 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,487,778	327,111	583,322

All tabulations are rounded to the nearest whole number.

February 21, 2024 special meeting

At the meeting, a new Management Contract for Putnam Sustainable Retirement 2035 Fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
3,581,495	143,498	435,822

At the meeting, a new Sub-Management Contract for Putnam Sustainable Retirement 2035 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
3,464,424	245,570	450,821

All tabulations are rounded to the nearest whole number.

118 Sustainable Retirement Funds

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Sustainable Retirement Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024